Fund Holdings
March 31, 2019
Our Funds
Daily Income Fund (HDIXX)
Short-Term Government Securities Fund (HOSGX)
Short-Term Bond Fund (HOSBX)
Stock Index Fund (HSTIX)
Value Fund (HOVLX)
Growth Fund (HNASX)
Small-Company Stock Fund (HSCSX)
International Equity Fund (HISIX)

Portfolio of Investments
Daily Income Fund  |  March 31, 2019  |  (Unaudited)

U.S. Government & Agency Obligations | 93.7% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Federal Agricultural Mortgage Corp.	2.42%	05/17/19	$5,000,000	$4,984,667
Federal Agricultural Mortgage Corp.	2.43	05/21/19	2,500,000	2,491,607
Federal Agricultural Mortgage Corp.	2.44	05/21/19	2,000,000	1,993,285
Federal Agricultural Mortgage Corp.	2.46	05/23/19	1,500,000	1,494,778
Federal Farm Credit Bank	2.51	05/07/19	600,000	598,512
Federal Home Loan Bank	2.44	04/03/19	3,500,000	3,499,528
Federal Home Loan Bank	2.43	04/09/19	3,250,000	3,248,259
Federal Home Loan Bank	2.41	04/16/19	3,000,000	2,997,000
Federal Home Loan Bank	2.43	04/17/19	4,000,000	3,995,716
Federal Home Loan Bank	2.42	04/22/19	3,750,000	3,744,750
Federal Home Loan Bank	2.41	04/23/19	3,000,000	2,995,600
Federal Home Loan Bank	2.42	04/24/19	3,500,000	3,494,633
Federal Home Loan Bank	2.41	04/26/19	5,500,000	5,490,833
Federal Home Loan Bank	2.44	04/29/19	1,500,000	1,497,177
Federal Home Loan Bank	2.41	05/03/19	5,750,000	5,737,733
Federal Home Loan Bank	2.41	05/08/19	3,000,000	2,992,615
Federal Home Loan Bank	2.41	05/13/19	5,750,000	5,733,900
Federal Home Loan Bank	2.43	05/15/19	4,000,000	3,988,218
Federal Home Loan Bank	2.42	05/20/19	4,000,000	3,986,879
Federal Home Loan Bank	2.44	05/24/19	2,000,000	1,992,874
Federal Home Loan Bank	2.43	05/29/19	2,500,000	2,490,245
Federal Home Loan Bank	2.43	06/07/19	4,000,000	3,982,022
Federal Home Loan Bank	2.43	06/14/19	4,000,000	3,980,143
Federal Home Loan Bank	2.44	06/19/19	4,000,000	3,978,714
Federal Home Loan Bank	2.53	06/21/19	1,000,000	994,375
Federal National Mortgage Assoc.	2.41	04/10/19	3,500,000	3,497,900
U.S. Treasury Bill	2.41	04/04/19	5,000,000	4,999,015
U.S. Treasury Bill	2.42	04/11/19	3,000,000	2,998,021
U.S. Treasury Bill	2.41	04/18/19	3,750,000	3,745,808
U.S. Treasury Bill	2.41	04/25/19	1,750,000	1,747,243
U.S. Treasury Bill	2.42	05/02/19	3,750,000	3,742,339
U.S. Treasury Bill	2.40	05/09/19	5,000,000	4,987,597
U.S. Treasury Bill	2.42	05/16/19	2,500,000	2,492,568
U.S. Treasury Bill	2.43	05/23/19	2,500,000	2,491,406
U.S. Treasury Bill	2.43	05/30/19	1,500,000	1,494,121
U.S. Treasury Bill	2.44	05/30/19	4,500,000	4,482,363
U.S. Treasury Bill	2.44	06/06/19	5,500,000	5,475,924
U.S. Treasury Bill	2.43	06/13/19	5,000,000	4,975,816
U.S. Treasury Bill	2.44	06/20/19	3,250,000	3,232,735
U.S. Treasury Bill	2.44	06/27/19	1,500,000	1,491,294
U.S. Treasury Bill	2.46	06/27/19	2,000,000	1,988,393
U.S. Treasury Bill	2.44	07/05/19	7,000,000	6,955,767
U.S. Treasury Note	1.25	05/31/19	2,500,000	2,495,147
U.S. Treasury Note	0.88	06/15/19	3,500,000	3,488,754
U.S. Treasury Note	1.00	06/30/19	8,000,000	7,971,119
Total U.S. Government & Agency Obligations
(Cost $157,137,393)				157,137,393

Portfolio of Investments  |  Daily Income Fund  |  March 31, 2019  |  (Unaudited)  |  (Continued)
Money Market Fund | 6.3% of portfolio
	Interest Rate /Yield	Shares	Value
State Street Institutional U.S. Government Money Market Fund	2.39%(a)	10,630,926	$10,630,926
Total Money Market Fund
(Cost $10,630,926)			10,630,926
Total Investments in Securities
(Cost $167,768,319) | 100.0%			$167,768,319
(a)	7-day yield at March 31, 2019.
At March 31, 2019, the cost of investment securities for tax purposes was $167,768,319. There were no unrealized gains or losses.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Daily Income Fund	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$ —	$157,137,393	$ —	$157,137,393
Money Market Fund	10,630,926	—	—	10,630,926
Total	$10,630,926	$157,137,393	$ —	$167,768,319
During the period ended March 31, 2019, there were no transfers between levels.

Portfolio of Investments
Short-Term Government Securities Fund  |  March 31, 2019  |  (Unaudited)

U.S. Government & Agency Obligations | 65.6% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
National Archives Facility Trust	8.50%	09/01/19	$3,454	$3,536
Overseas Private Investment Corp.	1.30	06/15/19	35,714	35,613
Overseas Private Investment Corp.	2.98(a)	11/11/20	1,000,000	1,012,112
Private Export Funding Corp.	1.45	08/15/19	974,000	970,139
U.S. Department of Housing & Urban Development	5.45	08/01/19	409,000	413,164
U.S. Department of Housing & Urban Development	6.07	08/01/21	20,000	20,244
U.S. Department of Housing & Urban Development	6.12	08/01/22	10,000	10,124
U.S. Department of Housing & Urban Development	5.77	08/01/26	100,000	101,115
U.S. Treasury Bill	2.43	06/13/19	2,000,000	1,990,398
U.S. Treasury Note	1.00	06/30/19	2,000,000	1,992,578
U.S. Treasury Note	1.63	07/31/19	1,000,000	997,226
U.S. Treasury Note	1.00	08/31/19	1,000,000	993,984
U.S. Treasury Note	1.75	09/30/19	2,000,000	1,993,047
U.S. Treasury Note	1.00	11/30/19	2,000,000	1,981,328
U.S. Treasury Note	1.88	12/31/19	1,000,000	995,783
U.S. Treasury Note	1.25	01/31/20	3,440,000	3,406,675
U.S. Treasury Note	1.13	03/31/20	1,000,000	987,695
U.S. Treasury Note	1.13	04/30/20	1,000,000	986,601
U.S. Treasury Note	2.50	06/30/20	500,000	500,703
U.S. Treasury Note	2.63	08/31/20	500,000	501,798
U.S. Treasury Note	1.38	09/15/20	500,000	493,184
U.S. Treasury Note	1.63	10/15/20	500,000	494,590
U.S. Treasury Note	1.75	11/15/20	500,000	495,391
U.S. Treasury Note	1.88	12/15/20	500,000	496,289
U.S. Treasury Note	2.00	01/15/21	500,000	497,324
U.S. Treasury Note	2.50	01/31/21	600,000	602,203
U.S. Treasury Note	2.25	02/15/21	500,000	499,551
U.S. Treasury Note	2.38	04/15/21	1,000,000	1,001,992
U.S. Treasury Note	2.63	12/15/21	11,500,000	11,619,043
U.S. Treasury Note	2.50	01/15/22	2,950,000	2,970,973
U.S. Treasury Note	2.50	02/15/22	4,350,000	4,383,135
U.S. Treasury Note	2.38	02/29/24	6,000,000	6,042,422
Total U.S. Government & Agency Obligations
(Cost $49,272,556)				49,489,960

Corporate Bonds Guaranteed by Export-Import Bank of the United States | 21.0% of portfolio

Consumer Discretionary | 0.2%
Ethiopian Leasing (2012) LLC	2.68	07/30/25	117,460	117,671
Total Consumer Discretionary				117,671
Energy | 7.8%
Petroleos Mexicanos	2.00	12/20/22	400,000	394,926
Petroleos Mexicanos	1.95	12/20/22	1,002,400	988,049
Petroleos Mexicanos	2.38	04/15/25	793,650	788,005
Petroleos Mexicanos	2.46	12/15/25	700,000	697,077
Reliance Industries Ltd.	2.06	01/15/26	110,600	108,686
Reliance Industries Ltd.	1.87	01/15/26	1,473,684	1,433,492
Reliance Industries Ltd.	2.44	01/15/26	1,473,684	1,467,284
Total Energy				5,877,519
Financials | 12.8%
Altitude Investments 17 LLC	2.68	11/08/25	594,093	598,855
Export Leasing 2009 LLC	1.86	08/28/21	188,407	186,438

Portfolio of Investments  |  Short-Term Government Securities Fund  |  March 31, 2019  |
(Unaudited)  |  (Continued)
Corporate Bonds Guaranteed by Export-Import Bank of the United States | 21.0% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Financials | 12.8% (Continued)
Lulwa Ltd.	1.83%	03/26/25	$527,807	$515,146
Mexican Aircraft Finance IV	2.54	07/13/25	290,014	289,238
Mexican Aircraft Finance V	2.33	01/14/27	360,000	356,760
MSN 41079 and 41084 Ltd.	1.63	12/14/24	1,003,197	974,723
Penta Aircraft Leasing 2013 LLC	1.69	04/29/25	1,077,640	1,044,494
Safina Ltd.	1.55	01/15/22	644,580	633,522
Safina Ltd.	2.00	12/30/23	1,391,338	1,369,131
Salmon River Export LLC	2.19	09/15/26	162,001	159,867
Sandalwood 2013 LLC	2.82	02/12/26	404,051	407,491
Santa Rosa Leasing LLC	1.69	08/15/24	47,697	46,470
Santa Rosa Leasing LLC	1.47	11/03/24	503,279	487,333
Tagua Leasing LLC	1.90	07/12/24	1,131,408	1,107,334
Tagua Leasing LLC	1.73	09/18/24	485,884	474,496
Union 11 Leasing LLC	2.41	01/23/24	451,259	448,217
Union 16 Leasing LLC	1.86	01/22/25	526,169	514,699
VCK Lease SA	2.59	07/24/26	82,654	82,743
Total Financials				9,696,957
Industrials | 0.2%
Sayarra Ltd.	2.77	10/29/21	150,223	150,281
Total Industrials				150,281
Total Corporate Bonds Guaranteed by Export-Import Bank of the United States
(Cost $16,053,227)				15,842,428

Corporate Bonds–Other | 4.0% of portfolio

Communication Services | 0.2%
Comcast Corp.	3.30	10/01/20	150,000	151,431
Total Communication Services				151,431
Financials | 1.9%
Goldman Sachs Group, Inc.	3.20	06/05/20	150,000	150,941
Goldman Sachs Group, Inc.	3.00	04/26/22	250,000	249,879
JP Morgan Chase Bank NA	3.09(b)	04/26/21	250,000	250,687
MetLife Global Funding I (c)	1.75	09/19/19	500,000	497,771
Wells Fargo Bank NA	2.40	01/15/20	250,000	249,444
Total Financials				1,398,722
Health Care | 0.3%
Halfmoon Parent, Inc. (c)	3.20	09/17/20	100,000	100,480
Halfmoon Parent, Inc. (c)	3.40	09/17/21	100,000	101,067
Total Health Care				201,547
Utilities | 1.6%
DTE Gas Co.	5.00	10/01/19	250,000	252,570
Duke Energy Florida Project Finance, LLC	1.20	03/01/20	120,969	119,750
Duke Energy Florida, LLC	2.10	12/15/19	187,500	187,092
Oncor Electric Delivery Co. LLC	2.15	06/01/19	300,000	299,739
Southwest Gas Corp.	4.45	12/01/20	125,000	126,970

Portfolio of Investments  |  Short-Term Government Securities Fund  |  March 31, 2019  |
(Unaudited)  |  (Continued)
Corporate Bonds–Other | 4.0% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Utilities | 1.6% (Continued)
Union Electric Co.	5.10%	10/01/19	$250,000	$253,055
Total Utilities				1,239,176
Total Corporate Bonds–Other
(Cost $2,986,518)				2,990,876

Asset-Backed Securities | 2.2% of portfolio

Ally Master Owner Trust 17-3	2.92(b)	06/15/22	250,000	250,414
American Credit Acceptance Receivables Trust 18-1 (c)	2.72	03/10/21	31,839	31,835
Avant Loans Funding Trust 18-A (c)	3.09	06/15/21	43,938	43,936
Exeter Automobile Receivables Trust 17-2 (c)	2.11	06/15/21	12,544	12,538
Exeter Automobile Receivables Trust 18-3 (c)	2.90	01/18/22	98,549	98,533
Exeter Automobile Receivables Trust 18-4 (c)	3.05	12/15/21	329,571	329,725
Flagship Credit Auto Trust 17-1 (c)	1.93	12/15/21	12,501	12,492
Foursight Capital Automobile Receivables Trust 17-1 (c)	2.37	04/15/22	38,887	38,757
Foursight Capital Automobile Receivables Trust 18-2 (c)	3.32	04/15/22	200,000	200,525
Freedom Financial 18-2 (c)	3.99	10/20/25	194,402	194,972
GLS Auto Receivables Trust 17-1 (c)	2.67	04/15/21	45,777	45,751
GLS Auto Receivables Trust 18-3 (c)	3.35	08/15/22	117,137	117,305
Prosper Marketplace Issuance Trust 18-2 (c)	3.35	10/15/24	170,574	170,798
Small Business Administration 99-20D	6.15	04/01/19	393	393
Small Business Administration Pool # 100075	3.50	05/25/19	173	173
Small Business Administration Pool # 503463	3.38(b)	09/25/21	142	141
United Auto Credit Securitization Trust 18-2 (c)	2.89	03/10/21	116,724	116,726
Total Asset-Backed Securities
(Cost $1,663,124)				1,665,014

Mortgage-Backed Securities | 0.1% of portfolio

FDIC Structured Sale Guaranteed Notes 2010-S3 (c)	2.74	12/03/20	85,452	84,595
GNMA 2003-97	4.50	03/20/33	459	459
Total Mortgage-Backed Securities
(Cost $85,892)				85,054

Certificates of Deposit | 1.3% of portfolio

HSBC Bank USA NA	3.10(b)	11/17/20	246,000	248,142
JP Morgan Chase Bank, NA	1.50(b)	04/22/21	200,000	198,965
Wells Fargo Bank NA	2.70	04/16/19	500,000	500,052
Total Certificates of Deposit
(Cost $945,763)				947,159

Commercial Paper | 5.8% of portfolio

Atlantic City Electric Co.	2.57	04/01/19	2,900,000	2,899,362
Interstate Power & Light Co.	2.60	04/01/19	1,500,000	1,499,670
Total Commercial Paper
(Cost $4,400,000)				4,399,032

Portfolio of Investments  |  Short-Term Government Securities Fund  |  March 31, 2019  |
(Unaudited)  |  (Continued)
Money Market Fund | less than 0.1% of portfolio
	Interest Rate /Yield	Shares	Value
State Street Institutional U.S. Government Money Market Fund	2.39%(d)	32,400	$32,400
Total Money Market Fund
(Cost $32,400)			32,400
Total Investments in Securities
(Cost $75,439,480) | 100.0%			$75,451,923
(a)	Interest is paid at maturity.
(b)	Variable coupon rate as of March 31, 2019.
(c)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $2,197,806 and represents 2.9% of total investments.
(d)	7-day yield at March 31, 2019.
LLC - Limited Liability Company
SA - Sociedad Anonima or Societe Anonyme
NA - National Association
At March 31, 2019, the cost of investment securities for tax purposes was $75,439,480. Net unrealized appreciation of investment securities was $12,443 consisting of unrealized gains of $264,564 and unrealized losses of $252,121.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Short-Term Government Securities Fund	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$ —	$49,489,960	$ —	$49,489,960
Corporate Bonds Guaranteed by Export-Import Bank of the United States	—	15,842,428	—	15,842,428
Corporate Bonds–Other	—	2,990,876	—	2,990,876
Asset-Backed Securities	—	1,665,014	—	1,665,014
Mortgage-Backed Securities	—	85,054	—	85,054
Commercial Paper	—	4,399,032	—	4,399,032
Certificates of Deposit	—	947,159	—	947,159
Money Market Fund	32,400	—	—	32,400
Total	$32,400	$75,419,523	$ —	$75,451,923
During the period ended March 31, 2019, there were no transfers between levels.

Portfolio of Investments
Short-Term Bond Fund  |  March 31, 2019  |  (Unaudited)

U.S. Government & Agency Obligations | 31.6% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Overseas Private Investment Corp.	1.30%	06/15/19	$42,857	$42,736
Overseas Private Investment Corp.	2.52	09/15/22	1,471,591	1,470,633
Private Export Funding Corp. (a)	2.10	12/19/19	875,000	872,004
Tennessee Valley Authority	0.00(b)	06/15/21	595,000	562,491
U.S. Department of Housing & Urban Development	6.07	08/01/21	10,000	10,122
U.S. Department of Housing & Urban Development	6.12	08/01/22	10,000	10,124
U.S. Treasury Note	1.25	01/31/20	2,175,000	2,153,930
U.S. Treasury Note	2.25	03/31/20	2,175,000	2,171,687
U.S. Treasury Note	1.50	06/15/20	4,800,000	4,749,008
U.S. Treasury Note	2.63	08/31/20	2,200,000	2,207,909
U.S. Treasury Note	1.63	10/15/20	12,225,000	12,092,722
U.S. Treasury Note	1.38	10/31/20	2,175,000	2,142,375
U.S. Treasury Note	2.75	11/30/20	2,080,000	2,094,300
U.S. Treasury Note	2.00	01/15/21	7,850,000	7,807,990
U.S. Treasury Note	2.50	01/31/21	1,450,000	1,455,324
U.S. Treasury Note	2.50	02/28/21	4,575,000	4,593,407
U.S. Treasury Note	2.38	04/15/21	4,800,000	4,809,562
U.S. Treasury Note	2.88	11/15/21	1,625,000	1,650,898
U.S. Treasury Note	2.63	12/15/21	29,900,000	30,209,512
U.S. Treasury Note	2.50	01/15/22	1,770,000	1,782,584
U.S. Treasury Note	2.50	02/15/22	16,150,000	16,273,018
U.S. Treasury Note	2.88	09/30/23	710,000	729,331
U.S. Treasury Note	2.38	02/29/24	75,638,000	76,172,784
Total U.S. Government & Agency Obligations
(Cost $175,060,085)				176,064,451

Corporate Bonds–Other | 28.5% of portfolio

Communication Services | 1.4%
Comcast Corp.	3.30	10/01/20	3,025,000	3,053,863
Comcast Corp.	3.45	10/01/21	1,010,000	1,030,124
Comcast Corp.	3.24(c)	10/01/21	825,000	825,830
Sprint Spectrum Co. LLC (a)	3.36	03/20/23	1,671,875	1,671,373
Sprint Spectrum Co. LLC (a)	4.74	03/20/25	1,560,000	1,577,550
Total Communication Services				8,158,740
Consumer Discretionary | 1.1%
ABC Inc.	8.75	08/15/21	810,000	918,407
General Motors Co.	3.50(c)	09/10/21	1,360,000	1,348,888
Harley-Davidson Financial Services, Inc. (a)	3.56(c)	03/02/21	450,000	449,925
Volkswagen Group of America, Inc. (a)	3.88	11/13/20	1,060,000	1,073,180
Volkswagen Group of America, Inc. (a)	3.46(c)	11/13/20	2,200,000	2,206,460
Total Consumer Discretionary				5,996,860
Consumer Staples | 1.2%
Coca-Cola Co. (The)	1.55	09/01/21	475,000	464,197
Coca-Cola Co. (The)	2.20	05/25/22	420,000	417,781
Hershey Co. (The)	2.90	05/15/20	875,000	880,681
Mead Johnson Nutrition Co.	3.00	11/15/20	4,125,000	4,135,118
PepsiCo Inc.	1.35	10/04/19	875,000	869,696
Total Consumer Staples				6,767,473
Energy | 1.0%
Chevron Corp.	2.19	11/15/19	375,000	373,959

Portfolio of Investments  |  Short-Term Bond Fund  |  March 31, 2019  |  (Unaudited)  |  (Continued)
Corporate Bonds–Other | 28.5% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Energy | 1.0% (Continued)
Chevron Corp.	2.42%	11/17/20	$700,000	$698,722
Colonial Pipeline Co. (a)	3.50	10/15/20	875,000	882,040
Midwest Connector Capital Company LLC (a)	3.63	04/01/22	620,000	628,939
Midwest Connector Capital Company LLC (a)	3.90	04/01/24	825,000	838,738
Occidental Petroleum Corp.	9.25	08/01/19	1,025,000	1,045,087
Phillips 66	3.25(c)	02/26/21	975,000	975,023
Total Energy				5,442,508
Financials | 11.7%
AMBAC Assurance Corp. (a)	5.10	06/07/20	2,871	4,033
AMBAC LSNI LLC (a)	7.59(c)	02/12/23	12,432	12,525
Athene Global Funding (a)	2.75	04/20/20	575,000	573,387
Athene Global Funding (a)	3.91(c)	04/20/20	1,200,000	1,206,782
Athene Global Funding (a)	4.00	01/25/22	1,400,000	1,435,210
Bank of America Corp.	2.74(c)	01/23/22	2,100,000	2,092,369
Bank of America Corp.	3.73(c)	07/23/24	2,210,000	2,214,924
Bank of America Corp.	3.86(c)	07/23/24	1,030,000	1,058,476
Bank of America Corp.	3.46(c)	03/15/25	1,210,000	1,222,694
Capital One Financial Corp.	3.90	01/29/24	1,440,000	1,472,200
Caterpillar Financial Services Corp.	3.15	09/07/21	875,000	885,143
Citibank, NA	3.05	05/01/20	2,175,000	2,182,461
Citibank, NA	2.85	02/12/21	1,650,000	1,656,149
Citibank, NA	3.40	07/23/21	875,000	886,563
Citibank, NA	3.65	01/23/24	1,325,000	1,367,753
Daimler Finance North America LLC (a)	3.40(c)	11/05/21	1,325,000	1,321,782
Discover Bank	4.68(c)	08/09/28	3,081,000	3,131,405
Flagstar Bancorp Inc.	6.13	07/15/21	2,975,000	3,095,531
Ford Motor Credit Company LLC	3.68(c)	10/12/21	1,970,000	1,908,662
General Motors Financial Company, Inc.	3.20	07/06/21	5,550,000	5,526,669
Goldman Sachs Group, Inc.	3.00	04/26/22	5,330,000	5,327,425
Industrial And Commercial Bank of China Ltd. NY	3.23	11/13/19	1,600,000	1,604,072
J.P. Morgan Chase & Co.	4.02(c)	12/05/24	800,000	830,524
John Deere Capital Corp.	2.86(c)	09/10/21	660,000	658,612
John Deere Capital Corp.	3.13	09/10/21	220,000	222,508
Main Street Capital Corp.	4.50	12/01/22	3,725,000	3,769,125
Metropolitan Life Global Funding (a)	3.38	01/11/22	450,000	456,766
Metropolitan Life Global Funding (a)	3.60	01/11/24	450,000	463,675
Morgan Stanley	3.94(c)	01/20/22	1,277,000	1,289,794
Nissan Motor Acceptance Corp. (a)	3.24(c)	09/21/21	880,000	871,302
Reliance Standard Life Global Funding II (a)	2.50	01/15/20	5,550,000	5,525,774
Reliance Standard Life Global Funding II (a)	2.38	05/04/20	5,650,000	5,614,568
Synchrony Financial	4.25	08/15/24	1,200,000	1,207,884
Toyota Motor Credit Corp.	2.78(c)	09/18/20	440,000	440,265
Toyota Motor Credit Corp.	3.34(c)	01/08/21	450,000	452,267
Wells Fargo Bank NA	3.33(c)	07/23/21	1,025,000	1,031,832
Wells Fargo Bank NA	3.63	10/22/21	625,000	636,842
Wells Fargo Bank NA	3.27(c)	10/22/21	1,325,000	1,327,576
Total Financials				64,985,529
Health Care | 2.2%
AbbVie Inc.	3.38	11/14/21	2,140,000	2,164,067
AbbVie Inc.	3.75	11/14/23	440,000	451,896
Bayer US Finance II LLC (a)	3.50	06/25/21	1,325,000	1,330,538
Bayer US Finance II LLC (a)	3.23(c)	06/25/21	1,325,000	1,313,545

Portfolio of Investments  |  Short-Term Bond Fund  |  March 31, 2019  |  (Unaudited)  |  (Continued)
Corporate Bonds–Other | 28.5% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Health Care | 2.2% (Continued)
Halfmoon Parent, Inc. (a)	2.96%(c)	03/17/20	$835,000	$834,253
Halfmoon Parent, Inc. (a)	3.20	09/17/20	4,350,000	4,370,878
Halfmoon Parent, Inc. (a)	3.40	09/17/21	835,000	843,908
Halfmoon Parent, Inc. (a)	3.26(c)	09/17/21	835,000	834,609
Total Health Care				12,143,694
Industrials | 0.8%
BNSF Railway Co.	3.80	01/01/20	330,000	329,019
Burlington Northern & Santa Fe Railway Co.	4.58	01/15/21	82,662	83,680
Burlington Northern & Santa Fe Railway Co.	4.83	01/15/23	37,780	38,877
General Dynamics Corp.	2.88	05/11/20	3,075,000	3,085,178
Johnson Controls Inc. (a)	5.00	03/30/20	831,000	848,298
Ryder System, Inc.	3.50	06/01/21	220,000	222,715
Total Industrials				4,607,767
Information Technology | 1.3%
Apple Inc.	2.50	02/09/22	975,000	974,100
Dell International LLC (a)	4.00	07/15/24	2,565,000	2,584,562
Microsoft Corp.	2.00	11/03/20	950,000	943,385
Microsoft Corp.	2.40	02/06/22	1,675,000	1,673,583
Qualcomm Inc.	3.45	05/20/25	1,250,000	1,259,978
Total Information Technology				7,435,608
Materials | 0.5%
3M Co.	1.63	09/19/21	450,000	440,930
PPG Industries, Inc.	2.30	11/15/19	2,200,000	2,195,500
Total Materials				2,636,430
Utilities | 7.3%
Atlantic City Electric Co.	4.35	04/01/21	3,150,000	3,204,846
California Water Service Co.	5.88	05/01/19	1,725,000	1,729,117
Dominion Energy Inc.	2.58	07/01/20	325,000	323,238
DTE Gas Co.	5.00	10/01/19	2,100,000	2,121,586
Duke Energy Florida Project Finance, LLC	1.20	03/01/20	2,002,456	1,982,269
Duke Energy Florida, LLC	2.10	12/15/19	2,418,750	2,413,486
Duke Energy Kentucky, Inc. (a)	4.65	10/01/19	1,325,000	1,335,489
Empire District Electric Co.	4.65	06/01/20	5,225,000	5,331,032
Entergy Louisiana LLC	4.80	05/01/21	1,175,000	1,208,632
Entergy Texas, Inc.	4.10	09/01/21	1,220,000	1,245,260
Oncor Electric Delivery Co. LLC	2.15	06/01/19	2,940,000	2,937,446
Oncor Electric Delivery Co. LLC	5.75	09/30/20	660,000	683,553
Public Service Co. of New Hampshire	4.50	12/01/19	2,575,000	2,602,977
SanDiego Gas & Electric Co.	1.91	02/01/22	2,130,880	2,078,615
Southern California Edison Co.	3.88	06/01/21	1,050,000	1,058,316
Southern California Edison Co.	1.85	02/01/22	3,510,000	3,385,297
Southwest Gas Corp.	4.45	12/01/20	825,000	838,001
Toledo Edison Co.	7.25	05/01/20	250,000	260,287
Union Electric Co.	5.10	10/01/19	4,150,000	4,200,709
Westar Energy Inc.	5.10	07/15/20	1,275,000	1,309,169

Portfolio of Investments  |  Short-Term Bond Fund  |  March 31, 2019  |  (Unaudited)  |  (Continued)
Corporate Bonds–Other | 28.5% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Utilities | 7.3% (Continued)
Wisconsin Power and Light Co.	5.00%	07/15/19	$560,000	$563,606
Total Utilities				40,812,931
Total Corporate Bonds–Other
(Cost $158,426,823)				158,987,540

Asset-Backed Securities | 15.2% of portfolio

ACC Trust 18-1 (a)	3.70	12/21/20	450,530	450,997
Ally Master Owner Trust 17-3	2.92(c)	06/15/22	750,000	751,243
Ally Master Owner Trust 17-3	2.04	06/15/22	900,000	892,721
American Airlines 13-2	4.95	07/15/24	1,123,344	1,163,223
American Credit Acceptance Receivables Trust 18-1 (a)	2.72	03/10/21	554,006	553,924
American Credit Acceptance Receivables Trust 18-4 (a)	3.38	12/13/21	2,606,652	2,613,370
Avant Loans Funding Trust 18-A (a)	3.09	06/15/21	867,051	867,000
Avant Loans Funding Trust 18-B (a)	3.42	01/18/22	1,472,865	1,474,515
Avant Loans Funding Trust 19-A (a)	3.48	07/15/22	1,230,000	1,229,922
Axis Equipment Finance Receivables LLC 16-A (a)	2.21	11/20/21	213,318	212,844
California Republic Auto Receivable Trust 15-3	2.13	05/17/21	820,310	818,261
CCR Inc. MT-100 Payment Rights Master Trust 12-C (a)	4.75	07/10/22	833,333	830,625
College Loan Corp Trust 07-2	2.74(c)	01/25/24	5,995,000	5,883,955
Consumer Loan Underlying Bond 17-P1 (a)	2.42	09/15/23	96,783	96,738
Consumer Loan Underlying Bond 17-P2 (a)	2.61	01/15/24	502,346	500,244
Consumer Loan Underlying Bond 18-P2 (a)	3.47	10/15/25	986,608	988,014
Consumer Loan Underlying Bond 18-P3 (a)	3.82	01/15/26	1,211,530	1,217,855
CPS Auto Trust 19-A (a)	3.18	06/15/22	1,017,165	1,018,741
Credit Acceptance Auto Loan Trust 17-1 (a)	2.56	10/15/25	977,768	976,250
Credit Acceptance Auto Loan Trust 17-2 (a)	2.55	02/17/26	1,525,000	1,519,386
Credit Acceptance Auto Loan Trust 17-3 (a)	2.65	06/15/26	1,025,000	1,021,700
Credit Acceptance Auto Loan Trust 18-1 (a)	3.01	02/16/27	1,525,000	1,526,217
Credit Acceptance Auto Loan Trust 18-2 (a)	3.47	05/17/27	2,200,000	2,216,895
Credit Acceptance Auto Loan Trust 18-3 (a)	3.55	08/15/27	1,100,000	1,113,218
Credit Acceptance Auto Loan Trust 19-1 (a)	3.33	02/15/28	1,550,000	1,560,506
Credit Suisse ABS Trust 18-LD1 (a)	3.42	07/25/24	840,072	839,962
DT Auto Owner Trust 19-1 (a)	3.08	09/15/22	1,755,928	1,757,389
Element Rail Leasing I LLC 14-1 (a)	2.30	04/19/44	1,041,406	1,038,080
Element Rail Leasing I LLC 15-1 (a)	2.71	02/19/45	465,724	461,670
Element Rail Leasing I LLC 16-1 (a)	3.97	03/19/46	295,829	299,518
Entergy New Orleans Storm Recovery Fund 15-1	2.67	06/01/27	665,104	659,902
Exeter Automobile Receivables Trust 17-2 (a)	2.11	06/15/21	73,171	73,139
Exeter Automobile Receivables Trust 17-3 (a)	2.05	12/15/21	215,505	214,853
Exeter Automobile Receivables Trust 18-3 (a)	2.90	01/18/22	591,296	591,200
Exeter Automobile Receivables Trust 18-4 (a)	3.05	12/15/21	1,169,978	1,170,524
Exeter Automobile Receivables Trust 19-1 (a)	3.20	04/15/22	1,754,902	1,757,563
Flagship Credit Auto Trust 17-1 (a)	1.93	12/15/21	95,838	95,774
Foursight Capital Automobile Receivables Trust 16-1 (a)	2.87	10/15/21	192,623	192,557
Foursight Capital Automobile Receivables Trust 17-1 (a)	2.37	04/15/22	279,983	279,052
Foursight Capital Automobile Receivables Trust 18-1 (a)	2.85	08/16/21	655,858	655,540
Foursight Capital Automobile Receivables Trust 18-2 (a)	3.32	04/15/22	1,350,000	1,353,542
Freedom Financial 18-1 (a)	3.61	07/18/24	1,499,860	1,501,229
Freedom Financial 18-2 (a)	3.99	10/20/25	1,010,892	1,013,854
FRS I LLC 13-1 (a)	1.80	04/15/43	41,369	41,338
GLS Auto Receivables Trust 17-1 (a)	2.67	04/15/21	361,635	361,437
GLS Auto Receivables Trust 18-1 (a)	2.82	07/15/22	1,585,081	1,582,510
GLS Auto Receivables Trust 18-3 (a)	3.35	08/15/22	819,961	821,137
GLS Auto Receivables Trust 19-1 (a)	3.37	01/17/23	1,315,677	1,317,260

Portfolio of Investments  |  Short-Term Bond Fund  |  March 31, 2019  |  (Unaudited)  |  (Continued)
Asset-Backed Securities | 15.2% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Gracie Point International Premium Financing 18-A (a)	4.01%(c)	03/01/20	$7,360,000	$7,360,000
Longtrain Leasing III LLC 2015-1 (a)	2.98	01/15/45	457,838	457,369
Marlette Funding Trust 18-2 (a)	3.06	07/17/28	1,108,899	1,108,469
Marlette Funding Trust 18-3 (a)	3.20	09/15/28	1,892,188	1,893,136
Marlette Funding Trust 18-4 (a)	3.71	12/15/28	1,849,222	1,861,997
Marlette Funding Trust 19-1 (a)	3.44	04/16/29	1,570,000	1,575,049
NP SPE II LLC 17-1 (a)	3.37	10/21/47	477,153	477,507
Oscar US Funding Trust 17-2 (a)	2.45	12/10/21	730,000	725,590
Oscar US Funding Trust 18-1 (a)	2.91	04/12/21	1,171,404	1,170,350
Oscar US Funding Trust 18-2 (a)	3.15	08/10/21	768,561	768,734
Oscar US Funding Trust 19-1 (a)	3.10	04/11/22	1,030,000	1,034,478
Prosper Marketplace Issuance Trust 18-2 (a)	3.35	10/15/24	3,206,799	3,210,995
Santander Drive Auto Receivables Trust 18-2	2.75	09/15/21	550,000	549,914
SoFi Consumer Loan Program Trust 17-1 (a)	3.28	01/26/26	509,824	511,572
SoFi Consumer Loan Program Trust 17-3 (a)	2.77	05/25/26	670,480	668,292
SoFi Consumer Loan Program Trust 17-4 (a)	2.50	05/26/26	543,564	539,593
SoFi Consumer Loan Program Trust 18-3 (a)	3.20	08/25/27	375,604	375,860
SoFi Consumer Loan Program Trust 18-4 (a)	3.54	11/26/27	1,777,649	1,788,103
ThunderRoad Motorcycle Trust 16-1 (a)	4.00	09/15/22	76,151	76,200
United Auto Credit Securitization Trust 18-2 (a)	2.89	03/10/21	770,376	770,393
Upgrade Receivables Trust 18-1 (a)	3.76	11/15/24	1,221,528	1,224,963
Upgrade Receivables Trust 19-1 (a)	3.48	03/15/25	1,875,000	1,877,696
Veros Autos Receivable Trust 17-1 (a)	2.84	04/17/23	147,791	147,554
World Financial Network Credit Card Master Note Trust 17-B	1.98	06/15/23	3,500,000	3,489,296
World Financial Network Credit Card Master Note Trust 18-B	3.46	07/15/25	1,200,000	1,220,869
Total Asset-Backed Securities
(Cost $84,422,783)				84,461,373

Municipal Bonds | 12.3% of portfolio

California | 0.6%
Adelanto California Public Utility Authority	3.25	07/01/21	750,000	760,350
Adelanto California Public Utility Authority	3.63	07/01/23	795,000	823,580
Desert Sands California Unified School District	2.28	06/01/19	375,000	374,786
Fresno County CA Pension Obligation	0.00(b)	08/15/22	650,000	580,801
University of California	2.85	05/15/20	540,000	542,349
Total California				3,081,866
Florida | 0.8%
Florida State Board of Administration Finance Corp.	2.16	07/01/19	4,375,000	4,370,362
Total Florida				4,370,362
Illinois | 0.7%
Illinois, State of Sales Tax Revenue	2.23	06/15/19	3,625,000	3,618,149
Total Illinois				3,618,149
Louisiana | 0.3%
New Orleans Louisiana	2.80	09/01/19	1,725,000	1,725,017
Total Louisiana				1,725,017
Mississippi | Less than 0.1%
Mississippi, State of	2.40	10/01/22	225,000	223,639
Total Mississippi				223,639

Portfolio of Investments  |  Short-Term Bond Fund  |  March 31, 2019  |  (Unaudited)  |  (Continued)
Municipal Bonds | 12.3% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
New Jersey | 2.4%
New Jersey Economic Development Authority	0.00%(b)	02/15/20	$11,325,000	$11,029,191
New Jersey Economic Development Authority	0.00(b)	02/15/21	1,350,000	1,268,784
New Jersey Economic Development Authority	0.00(b)	02/15/22	1,005,000	913,284
Total New Jersey				13,211,259
New York | 4.0%
New York City, NY Transitional Finance Authority	1.85	05/01/19	2,025,000	2,024,028
New York City, NY Transitional Finance Authority	2.45	08/01/20	1,000,000	999,470
New York City, NY Transitional Finance Authority	2.75	11/01/20	2,695,000	2,708,286
New York City, NY Transitional Finance Authority	2.85	02/01/21	2,775,000	2,793,149
New York City, NY Transitional Finance Authority	2.15	02/01/21	2,100,000	2,087,610
New York State Urban Development Corp.	2.35	03/15/20	4,350,000	4,343,170
New York State Urban Development Corp.	2.38	03/15/21	4,375,000	4,365,112
New York State Urban Development Corp.	2.10	03/15/22	3,030,000	3,002,276
Utility Debt Securitization Authority, NY	2.04	06/15/21	164,000	163,828
Total New York				22,486,929
North Carolina | 0.1%
North Carolina Housing Finance Agency	4.00	01/01/30	760,000	771,522
Total North Carolina				771,522
Pennsylvania | 2.2%
Philadelphia Pennsylvania Authority for Industrial Development	0.00(b)	04/15/19	2,500,000	2,497,125
Philadelphia Pennsylvania Authority for Industrial Development	0.00(b)	04/15/20	5,285,000	5,107,371
Philadelphia Pennsylvania Authority for Industrial Development	0.00(b)	04/15/20	3,380,000	3,270,725
Philadelphia Pennsylvania Authority for Industrial Development	0.00(b)	04/15/22	1,400,000	1,268,820
Total Pennsylvania				12,144,041
Puerto Rico | 0.8%
Puerto Rico Highway & Transportation Authority	5.50	07/01/19	1,800,000	1,811,556
Puerto Rico Highway & Transportation Authority	6.25	07/01/21	2,400,000	2,496,960
Puerto Rico, Commonwealth of	5.50	07/01/19	250,000	251,605
Total Puerto Rico				4,560,121
Wisconsin | 0.4%
Wisconsin, Public Finance Authority	2.82	03/01/20	910,000	909,345
Wisconsin, Public Finance Authority	2.75	06/01/20	1,575,000	1,559,927
Total Wisconsin				2,469,272
Total Municipal Bonds
(Cost $68,335,695)				68,662,177

Yankee Bonds | 7.8% of portfolio

African Development Bank	8.80	09/01/19	1,960,000	2,009,126
América Móvil SAB de CV	5.00	10/16/19	1,471,000	1,489,371
América Móvil SAB de CV	5.00	03/30/20	2,200,000	2,241,730

Portfolio of Investments  |  Short-Term Bond Fund  |  March 31, 2019  |  (Unaudited)  |  (Continued)
Yankee Bonds | 7.8% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Bank of Nova Scotia	3.40%	02/11/24	$1,220,000	$1,238,769
BMO Financial Group	2.90	03/26/22	900,000	900,836
CNOOC Nexen Finance (2015) Australia Pty Ltd.	2.63	05/05/20	425,000	423,720
Coca-Cola European Partners PLC	3.50	09/15/20	825,000	833,558
Corporación Andina de Fomento	2.00	05/10/19	4,400,000	4,395,587
Daimler Finance North America LLC (a)	3.10	05/04/20	650,000	651,215
Daimler Finance North America LLC (a)	3.13(c)	05/04/20	450,000	449,626
Daimler Finance North America LLC (a)	2.30	02/12/21	1,650,000	1,630,202
Daimler Finance North America LLC (a)	3.13(c)	02/12/21	1,650,000	1,642,753
Daimler Finance North America LLC (a)	3.35	05/04/21	875,000	880,418
Daimler Finance North America LLC (a)	3.29(c)	05/04/21	425,000	424,336
Deutsche Bank AG	4.61(c)	05/10/19	750,000	750,829
HSBC Holdings PLC	3.80(c)	03/11/25	2,635,000	2,674,897
Hydro-Quebec	6.27	01/03/26	80,000	96,156
Reckitt Benckiser Treasury Services PLC (a)	2.75	06/26/24	1,100,000	1,081,587
Royal Bank of Scotland Group PLC	4.52(c)	06/25/24	1,325,000	1,355,532
Royal Bank of Scotland Group PLC	4.27(c)	03/22/25	1,330,000	1,343,140
Shell International Finance BV	2.95(c)	09/12/19	3,000,000	3,005,216
Shell International Finance BV	2.13	05/11/20	665,000	661,672
Sinopec Group Overseas Development (2015) Ltd. (a)	2.50	04/28/20	1,075,000	1,069,964
Sinopec Group Overseas Development (2017) Ltd. (a)	2.38	04/12/20	2,175,000	2,163,405
Sinopec Group Overseas Development (2020) Ltd. (a)	2.25	09/13/20	2,200,000	2,177,149
Standard Chartered Bank PLC. (a)	2.10	08/19/19	700,000	697,728
Standard Chartered Bank PLC. (a)	3.81(c)	08/19/19	450,000	451,459
Sumitomo Mitsui Banking Corp.	2.09	10/18/19	1,300,000	1,295,228
Sumitomo Mitsui Banking Corp.	2.51	01/17/20	1,300,000	1,298,163
Sumitomo Mitsui Banking Corp.	3.12(c)	01/17/20	875,000	876,507
Syngenta Finance N.V. (a)	3.70	04/24/20	1,300,000	1,304,742
Syngenta Finance N.V. (a)	3.93	04/23/21	425,000	427,046
Toyota Motor Corp.	3.18	07/20/21	1,325,000	1,341,074
Tyco Electronics Group SA	3.05(c)	06/05/20	220,000	219,872
Total Yankee Bonds
(Cost $43,380,337)				43,502,613

Mortgage-Backed Securities | 0.7% of portfolio

ACE Securities Corp. 06-ASL1	2.77(c)	02/25/36	211,072	101,530
Adjustable Rate Mortgage Trust 05-10	4.34(c)	01/25/36	42,668	39,780
American Business Financial Services 02-1	7.01	12/15/32	43,096	43,011
American Home Mortgage Investment Trust 05-03	5.47	09/25/35	2,703	2,685
Amresco Residential Securities 98-1	7.22(c)	10/25/27	28,105	30,035
Banc of America Alternative Loan Trust Inc. 07-2	5.75	06/25/37	52,297	47,248
Banc of America Funding Corp. 04-A	4.75(c)	09/20/34	4,460	4,554
Banc of America Funding Corp. 05-G	3.91(c)	10/20/35	105,901	104,306
Banc of America Funding Corp. 07-5	6.50	07/25/37	19,477	16,157
Banc of America Mortgage Securities Inc. 02-J	4.92(c)	09/25/32	2,395	2,352
Bayview Financial Acquisition Trust 06-D	5.93	12/28/36	865,208	889,644
Bear Stearns Adjustable Rate Mortgage Trust 04-10	4.21(c)	01/25/35	106,289	106,830
Bear Stearns Adjustable Rate Mortgage Trust 05-12	4.67(c)	02/25/36	12,608	11,997
Bear Stearns ALT-A Trust 04-11	4.69(c)	11/25/34	7,284	7,186
Bear Stearns ALT-A Trust 05-4	4.57(c)	05/25/35	49,162	49,452
Bear Stearns ALT-A Trust 05-9	3.99(c)	11/25/35	28,709	22,800
Bear Stearns ALT-A Trust 06-6	4.10(c)	11/25/36	109,926	100,756
Bear Stearns Asset Backed Securities Trust 03-3	3.67(c)	06/25/43	29,775	29,732
Bear Stearns Asset Backed Securities Trust 04-HE5	4.36(c)	07/25/34	30,035	29,853
Bear Stearns Structured Products Inc., 00-1 (a)	7.33(c)	08/28/33	60	59
CDC Mortgage Capital Trust 02-HE1	3.11(c)	01/25/33	191,758	189,901
Chase Mortgage Finance Corp. 05-A1	4.22(c)	12/25/35	4,093	3,885

Portfolio of Investments  |  Short-Term Bond Fund  |  March 31, 2019  |  (Unaudited)  |  (Continued)
Mortgage-Backed Securities | 0.7% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Chaseflex Trust 05-2	6.00%	06/25/35	$67,850	$64,371
CITICORP Mortgage Securities, Inc. 07-1	5.35(d)	03/25/37	48,794	49,678
Cityscape Home Equity Loan Trust 96-2	8.10	08/25/26	45,592	45,421
Conseco Finance Securitizations Corp. 01-2	7.10	02/01/33	86,726	89,827
Contimortgage Home Equity Loan Trust 95-2	8.10	08/15/25	20,326	11,886
Countrywide Alternative Loan Trust 04-24CB	6.00	11/25/34	27,623	27,997
Countrywide Alternative Loan Trust 05-43	3.68(c)	10/25/35	16,424	14,201
Countrywide Asset Backed Certificate 02-S2 (e)	5.98	01/25/17	1,688	1,686
Countrywide Asset Backed Certificate 02-S4 (e)	4.53(c)	10/25/17	7,592	7,768
Countrywide Asset Backed Certificate 04-S1	5.12	02/25/35	10,807	10,840
Countrywide Home Loans 03-49	4.41(c)	12/19/33	10,144	10,335
Countrywide Home Loans 05-HYB8	3.94(c)	12/20/35	53,010	51,122
Countrywide Home Loans 06-HYB5	3.82(c)	09/20/36	32,831	28,383
Credit Suisse First Boston Mortgage 03-AR24	4.67(c)	10/25/33	88,344	88,150
Credit Suisse First Boston Mortgage 04-AR3	4.57(c)	04/25/34	22,592	22,992
Credit Suisse First Boston Mortgage 05-10	5.25	11/25/20	19,378	17,440
Encore Credit Receivables Trust 05-3	3.22(c)	10/25/35	34,786	34,806
FHLMC 780754	4.43(c)	08/01/33	1,180	1,244
First Horizon Mortgage Alternative Mortgage Securities 04-AA3	4.39(c)	09/25/34	8,058	7,984
FNMA 813842	4.23(c)	01/01/35	4,730	4,869
GMAC Mortgage Corp. Loan Trust 06-HE3	5.75	10/25/36	15,798	16,523
Green Tree Financial Corp. 98-5	6.22	03/01/30	33,359	34,675
GS Mortgage Loan Trust 03-10	4.50(c)	10/25/33	30,687	30,264
GS Mortgage Loan Trust 05-8F	5.50	10/25/20	5,163	5,067
GS Mortgage Loan Trust 05-AR6	4.39(c)	09/25/35	14,951	15,120
IMPAC Secured Assets Corp. 03-3	4.89(c)	08/25/33	56,255	57,374
Indymac Indx Mortgage Loan Trust 05-AR15	4.03(c)	09/25/35	18,350	16,901
JP Morgan Mortgage Trust 05-A2	4.59(c)	04/25/35	93,611	94,639
Lehman ABS Manufactured Housing Contract 01-B	4.35	04/15/40	383	384
Master Adjustable Rate Mortgages Trust 04-13	4.73(c)	04/21/34	6,930	7,121
Master Adjustable Rate Mortgages Trust 05-1	4.68(c)	01/25/35	5,107	5,054
Master Alternative Loans Trust 03-5	6.00	08/25/33	22,293	22,732
Master Asset Backed Securities Trust 07-NCW (a)	2.79(c)	05/25/37	263,498	246,765
Master Asset Securitization Trust 07-1	6.00	10/25/22	7,247	7,153
Merrill Lynch Mortgage Investors Trust 03-A2	4.29(c)	02/25/33	13,501	13,298
Morgan Stanley Mortgage Loan Trust 05-5AR	4.05(c)	09/25/35	17,242	14,738
Nomura Asset Acceptance Corporation 07-1	5.96	03/25/47	113,653	116,247
Option One Mortgage Loan Trust 07-FXD2	5.90	03/25/37	8,798	8,692
Prime Mortgage Trust 05-2	5.00	07/25/20	2,064	2,054
Residential Asset Securitization Trust 04-A3	5.25	06/25/34	4,101	4,101
Residential Asset Securitization Trust 05-A14	5.50	12/25/35	94,939	75,879
Residential Funding Mortgage Securities I 05-SA2	3.98(c)	06/25/35	15,364	12,667
Salomon Brothers Mortgage Securities 97-LB6	6.82	12/25/27	4	4
Structured Adjustable Rate Mortgage Loan Trust 04-11	4.26(c)	08/25/34	18,485	18,096
Structured Adjustable Rate Mortgage Loan Trust 04-4	4.50(c)	04/25/34	138,166	142,439
Structured Adjustable Rate Mortgage Loan Trust 06-1	4.23(c)	02/25/36	8,790	8,492
Structured Adjustable Rate Mortgage Loan Trust 06-4	4.19(c)	05/25/36	41,655	37,041
Structured Asset Mortgage Investments 04-AR5	3.98(c)	10/19/34	15,917	15,560
Structured Asset Securities Corp. 03-37A	4.40(c)	12/25/33	64,566	65,043
Structured Asset Securities Corp. 98-RF1 (a)	4.66(c)	04/15/27	11,698	11,559
Washington Mutual Mortgage Securities Corp. 04-AR14	4.38(c)	01/25/35	34,371	35,130
Washington Mutual Mortgage Securities Corp. 04-AR3	4.05(c)	06/25/34	18,444	18,782
Wells Fargo Mortgage Backed Securities Trust 04-B	4.94(c)	02/25/34	5,630	5,693
Wells Fargo Mortgage Backed Securities Trust 04-E	4.44(c)	05/25/34	8,285	8,501
Wells Fargo Mortgage Backed Securities Trust 04-EE	4.66(c)	12/25/34	6,204	6,431
Wells Fargo Mortgage Backed Securities Trust 04-F	4.43(c)	06/25/34	17,878	17,935
Wells Fargo Mortgage Backed Securities Trust 04-I	4.84(c)	07/25/34	1,688	1,728
Wells Fargo Mortgage Backed Securities Trust 04-K	4.48(c)	07/25/34	23,722	24,241

Portfolio of Investments  |  Short-Term Bond Fund  |  March 31, 2019  |  (Unaudited)  |  (Continued)
Mortgage-Backed Securities | 0.7% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Wells Fargo Mortgage Backed Securities Trust 04-K	4.49%(c)	07/25/34	$9,316	$9,767
Wells Fargo Mortgage Backed Securities Trust 04-K	4.49(c)	07/25/34	10,364	10,682
Wells Fargo Mortgage Backed Securities Trust 04-R	4.74(c)	09/25/34	11,923	12,165
Wells Fargo Mortgage Backed Securities Trust 05-AR14	4.54(c)	08/25/35	5,586	5,683
Wells Fargo Mortgage Backed Securities Trust 05-AR15	4.73(c)	09/25/35	47,529	48,109
Wells Fargo Mortgage Backed Securities Trust 05-AR16	4.75(c)	10/25/35	12,486	12,484
Wells Fargo Mortgage Backed Securities Trust 06-AR19	4.86(c)	12/25/36	7,730	7,577
Total Mortgage-Backed Securities
(Cost $3,734,759)				3,755,343

Corporate Bond Guaranteed by Export-Import Bank of the United States | 0.1% of portfolio

Energy | 0.1%
Petroleos Mexicanos	2.46	12/15/25	307,300	306,017
Total Energy				306,017
Total Corporate Bond Guaranteed by Export-Import Bank of the United States
(Cost $303,925)				306,017

Commercial Paper | 3.8% of portfolio

Atlantic City Electric Co.	2.57	04/01/19	21,200,000	21,195,336
Total Commercial Paper
(Cost $21,200,000)				21,195,336

Money Market Fund | less than 0.1% of portfolio
		Shares
State Street Institutional U.S. Government Money Market Fund	2.39(f)	55,076	55,076
Total Money Market Fund
(Cost $55,076)			55,076
Total Investments in Securities
(Cost $554,919,483) | 100.0%			$556,989,926
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $126,324,095 and represents 22.7% of total investments.
(b)	Zero coupon rate, purchased at a discount.
(c)	Variable coupon rate as of March 31, 2019.
(d)	Step coupon security, the current rate may be adjusted upwards before maturity date.
(e)	Security did not mature on maturity date. While additional principal and interest have been received past the maturity date, the amount and timing of future payments is uncertain.
(f)	7-day yield at March 31, 2019.
LLC - Limited Liability Company
AMBAC - American Municipal Bond Assurance Corporation
NA - National Association
ABS - Asset-Backed Security
SAB de CV - Sociedad Anonima Bursatil de Capital Variable
SAB - Sociedad Anonima Bursatil
PLC - Public Limited Company
AG - Aktiengesellschaft

Portfolio of Investments  |  Short-Term Bond Fund  |  March 31, 2019  |  (Unaudited)  |  (Continued)
BV - Besloten Vennootschap
N.V. - Naamloze Vennootschap
SA - Sociedad Anonima or Societe Anonyme
FHLMC - Federal Home Loan Mortgage Corporation
At March 31, 2019, the cost of investment securities for tax purposes was $554,919,483. Net unrealized appreciation of investment securities was $2,070,443 consisting of unrealized gains of $3,058,935 and unrealized losses of $988,492.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Short-Term Bond Fund	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$ —	$176,064,451	$ —	$176,064,451
Corporate Bonds–Other	—	158,987,540	—	158,987,540
Asset-Backed Securities	—	84,461,373	—	84,461,373
Municipal Bonds	—	68,662,177	—	68,662,177
Yankee Bonds	—	43,502,613	—	43,502,613
Mortgage-Backed Securities	—	3,712,332	43,011	3,755,343
Corporate Bond Guaranteed by Export-Import Bank of the United States	—	306,017	—	306,017
Commercial Paper	—	21,195,336	—	21,195,336
Money Market Fund	55,076	—	—	55,076
Total	$55,076	$556,891,839	$43,011	$556,989,926
As of March 31, 2019, there was one security with a market value of $43,011 which was transferred from Level 2 to Level 3 during the period due to less transparency into the vendor's valuation inputs and greater difficulty corroborating the price provided by the vendor. The Level 3 security was not considered to be material.

Portfolio of Investments
Stock Index Fund  |  March 31, 2019  |  (Unaudited)

	Cost	Value
Investment in S&P 500 Index Master Portfolio	$45,874,261	$148,994,965
Substantially all the assets of the Stock Index Fund are invested in the S&P 500 Index Master Portfolio managed by BlackRock Fund Advisors. As of March 31, 2019, the Stock Index Fund's ownership interest in the S&P 500 Index Master Portfolio was 0.78%. See the Portfolio of Investments for the S&P 500 Index Master Portfolio for holdings information.

Portfolio of Investments
S&P 500 Index Master Portfolio  |  March 31, 2019  |  (Unaudited)

Common Stocks | 99.4% of net assets
	Shares	Value
Aerospace & Defense | 2.6%
Arconic, Inc. (a)	341,858	$6,532,906
Boeing Co.	424,779	162,019,206
General Dynamics Corp.	219,182	37,103,129
Harris Corp.	93,949	15,004,595
Huntington Ingalls Industries, Inc.	33,853	7,014,342
L3 Technologies, Inc.	62,864	12,973,244
Lockheed Martin Corp.	199,387	59,848,002
Northrop Grumman Corp.	137,512	37,073,235
Raytheon Co.	229,127	41,719,444
Textron, Inc.	190,050	9,627,933
TransDigm Group, Inc. (b)	38,640	17,542,173
United Technologies Corp.	656,673	84,638,583
Total Aerospace & Defense		491,096,792
Air Freight & Logistics | 0.6%
C.H. Robinson Worldwide, Inc.	108,947	9,477,299
Expeditors International of Washington, Inc.	138,922	10,544,180
FedEx Corp.	195,566	35,477,628
United Parcel Service, Inc., Class B	560,109	62,586,580
Total Air Freight & Logistics		118,085,687
Airlines | 0.4%
Alaska Air Group, Inc.	97,974	5,498,301
American Airlines Group, Inc.	325,899	10,350,552
Delta Air Lines, Inc.	501,855	25,920,811
Southwest Airlines Co.	404,717	21,008,860
United Continental Holdings, Inc. (b)	181,453	14,476,320
Total Airlines		77,254,844
Auto Components | 0.1%
Aptiv PLC	214,256	17,031,209
BorgWarner, Inc.	166,763	6,405,367
Total Auto Components		23,436,576
Automobiles | 0.4%
Ford Motor Co.	3,150,608	27,662,339
General Motors Co.	1,059,331	39,301,180
Harley-Davidson, Inc.	128,117	4,568,652
Total Automobiles		71,532,171
Banks | 5.3%
Bank of America Corp.	7,276,804	200,767,022
BB&T Corp.	618,009	28,755,959
Citigroup, Inc.	1,902,801	118,392,278
Citizens Financial Group, Inc.	379,761	12,342,233
Comerica, Inc.	129,051	9,462,019
Fifth Third Bancorp	623,019	15,712,539
First Republic Bank (a)	135,767	13,639,153
Huntington Bancshares, Inc.	848,449	10,758,333
Common Stocks | 99.4% of net assets (Continued)
	Shares	Value
Banks | 5.3% (Continued)
JPMorgan Chase & Co.	2,652,962	$268,559,343
KeyCorp	828,871	13,054,718
M&T Bank Corp.	113,242	17,781,259
People's United Financial, Inc.	288,648	4,745,373
PNC Financial Services Group, Inc.	367,338	45,057,679
Regions Financial Corp.	833,745	11,797,492
SunTrust Banks, Inc.	363,538	21,539,627
SVB Financial Group (b)	42,320	9,410,275
U.S. Bancorp	1,220,294	58,805,968
Wells Fargo & Co.	3,315,956	160,226,994
Zions Bancorporation	150,600	6,838,746
Total Banks		1,027,647,010
Beverages | 1.8%
Brown-Forman Corp., Class B	140,474	7,414,218
Coca-Cola Co.	3,113,523	145,899,688
Constellation Brands, Inc., Class A	132,726	23,270,849
Molson Coors Brewing Co., Class B	149,204	8,900,019
Monster Beverage Corp. (b)	317,720	17,341,157
PepsiCo, Inc.	1,135,224	139,121,701
Total Beverages		341,947,632
Biotechnology | 2.3%
AbbVie, Inc.	1,194,163	96,237,596
Alexion Pharmaceuticals, Inc. (b)	178,717	24,158,964
Amgen, Inc.	503,833	95,718,193
Biogen, Inc. (b)	159,255	37,644,697
Celgene Corp. (b)	568,628	53,644,366
Gilead Sciences, Inc.	1,031,946	67,086,809
Incyte Corp. (b)	140,255	12,063,333
Regeneron Pharmaceuticals, Inc. (b)	63,237	25,966,377
Vertex Pharmaceuticals, Inc. (b)	205,525	37,806,324
Total Biotechnology		450,326,659
Building Products | 0.3%
Allegion PLC	75,427	6,841,983
AO Smith Corp.	112,161	5,980,425
Fortune Brands Home & Security, Inc.	110,954	5,282,520
Johnson Controls International PLC	740,454	27,352,371
Masco Corp.	243,172	9,559,091
Total Building Products		55,016,390
Capital Markets | 2.6%
Affiliated Managers Group, Inc.	41,062	4,398,151
Ameriprise Financial, Inc.	111,207	14,245,617
Bank of New York Mellon Corp.	711,464	35,879,130
BlackRock, Inc. (c)	97,514	41,674,558

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  March 31, 2019  |  (Unaudited)  |
(Continued)
Common Stocks | 99.4% of net assets (Continued)
	Shares	Value
Capital Markets | 2.6% (Continued)
Cboe Global Markets, Inc.	89,139	$8,507,426
Charles Schwab Corp.	960,364	41,065,165
CME Group, Inc.	287,587	47,331,068
E*Trade Financial Corp.	202,442	9,399,382
Franklin Resources, Inc.	234,994	7,787,701
Goldman Sachs Group, Inc.	278,911	53,548,123
Intercontinental Exchange, Inc.	456,910	34,789,127
Invesco Ltd.	327,515	6,324,315
Moody's Corp.	133,286	24,136,762
Morgan Stanley	1,057,880	44,642,536
MSCI, Inc.	68,273	13,575,403
Nasdaq, Inc.	91,261	7,984,425
Northern Trust Corp.	176,743	15,979,335
Raymond James Financial, Inc.	102,701	8,258,187
S&P Global, Inc.	201,433	42,411,718
State Street Corp.	304,540	20,041,777
T. Rowe Price Group, Inc.	191,292	19,152,155
Total Capital Markets		501,132,061
Chemicals | 2.0%
Air Products & Chemicals, Inc.	178,647	34,114,431
Albemarle Corp.	84,262	6,907,799
Celanese Corp.	103,779	10,233,647
CF Industries Holdings, Inc.	183,499	7,501,439
DowDuPont, Inc.	1,825,405	97,312,340
Eastman Chemical Co.	111,653	8,472,230
Ecolab, Inc.	203,223	35,876,988
FMC Corp.	106,998	8,219,586
International Flavors & Fragrances, Inc.	80,433	10,358,966
Linde PLC	446,120	78,485,892
LyondellBasell Industries NV, Class A	246,215	20,701,757
Mosaic Co.	281,703	7,693,309
PPG Industries, Inc.	190,849	21,541,127
Sherwin-Williams Co.	65,732	28,311,430
Total Chemicals		375,730,941
Commercial Services & Supplies | 0.4%
Cintas Corp.	69,030	13,951,653
Copart, Inc. (b)	163,712	9,919,310
Republic Services, Inc.	173,346	13,933,552
Rollins, Inc.	113,328	4,716,711
Waste Management, Inc.	312,839	32,507,101
Total Commercial Services & Supplies		75,028,327
Communications Equipment | 1.2%
Arista Networks, Inc. (b)	41,379	13,012,040
Cisco Systems, Inc.	3,561,856	192,304,606
F5 Networks, Inc. (a)(b)	48,294	7,578,777
Juniper Networks, Inc.	273,875	7,249,471
Common Stocks | 99.4% of net assets (Continued)
	Shares	Value
Communications Equipment | 1.2% (Continued)
Motorola Solutions, Inc.	135,278	$18,995,737
Total Communications Equipment		239,140,631
Construction & Engineering | 0.1%
Fluor Corp.	106,594	3,922,659
Jacobs Engineering Group, Inc.	95,037	7,145,832
Quanta Services, Inc.	116,201	4,385,426
Total Construction & Engineering		15,453,917
Construction Materials | 0.1%
Martin Marietta Materials, Inc.	49,878	10,034,456
Vulcan Materials Co.	105,823	12,529,443
Total Construction Materials		22,563,899
Consumer Finance | 0.7%
American Express Co.	560,249	61,235,216
Capital One Financial Corp.	379,045	30,964,186
Discover Financial Services	269,896	19,205,799
Synchrony Financial	529,981	16,906,394
Total Consumer Finance		128,311,595
Containers & Packaging | 0.3%
Avery Dennison Corp.	67,946	7,677,898
Ball Corp.	272,557	15,770,148
International Paper Co.	326,605	15,112,014
Packaging Corp. of America	74,956	7,449,127
Sealed Air Corp.	123,671	5,696,286
WestRock Co.	201,966	7,745,396
Total Containers & Packaging		59,450,869
Distributors | 0.1%
Genuine Parts Co.	117,590	13,173,608
LKQ Corp. (b)	249,504	7,080,923
Total Distributors		20,254,531
Diversified Consumer Services | 0.0%
H&R Block, Inc.	162,767	3,896,642
Total Diversified Consumer Services		3,896,642
Diversified Financial Services | 1.7%
Berkshire Hathaway, Inc., Class B (b)	1,573,229	316,045,974
Jefferies Financial Group, Inc.	226,543	4,256,743
Total Diversified Financial Services		320,302,717
Diversified Telecommunication Services | 2.0%
AT&T, Inc.	5,898,822	184,987,058
CenturyLink, Inc.	783,101	9,389,381

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  March 31, 2019  |  (Unaudited)  |
(Continued)
Common Stocks | 99.4% of net assets (Continued)
	Shares	Value
Diversified Telecommunication Services | 2.0% (Continued)
Verizon Communications, Inc.	3,343,489	$197,700,505
Total Diversified Telecommunication Services		392,076,944
Electric Utilities | 2.0%
Alliant Energy Corp.	187,487	8,836,262
American Electric Power Co., Inc.	399,332	33,444,055
Duke Energy Corp.	589,003	53,010,270
Edison International	265,461	16,437,345
Entergy Corp.	153,390	14,668,686
Evergy, Inc.	206,099	11,964,047
Eversource Energy	252,702	17,929,207
Exelon Corp.	785,629	39,383,582
FirstEnergy Corp.	407,762	16,966,977
NextEra Energy, Inc.	387,106	74,835,332
Pinnacle West Capital Corp.	89,581	8,562,152
PPL Corp.	590,949	18,756,721
Southern Co.	837,759	43,295,385
Xcel Energy, Inc.	415,886	23,376,952
Total Electric Utilities		381,466,973
Electrical Equipment | 0.5%
AMETEK, Inc.	183,800	15,249,886
Eaton Corp. PLC	342,944	27,627,569
Emerson Electric Co.	502,231	34,387,756
Rockwell Automation, Inc.	96,409	16,915,923
Total Electrical Equipment		94,181,134
Electronic Equipment, Instruments & Components | 0.5%
Amphenol Corp., Class A	241,168	22,775,906
Corning, Inc.	636,479	21,067,455
FLIR Systems, Inc.	109,710	5,220,002
IPG Photonics Corp. (a)(b)	28,468	4,320,873
Keysight Technologies, Inc. (b)	148,733	12,969,517
TE Connectivity Ltd.	274,384	22,156,508
Total Electronic Equipment, Instruments & Components		88,510,261
Energy Equipment & Services | 0.5%
Baker Hughes a GE Co.	406,947	11,280,571
Halliburton Co.	703,401	20,609,650
Helmerich & Payne, Inc.	86,463	4,803,884
National Oilwell Varco, Inc.	304,208	8,104,101
Schlumberger Ltd.	1,121,409	48,859,790
TechnipFMC PLC	339,977	7,996,259
Total Energy Equipment & Services		101,654,255
Entertainment | 1.0%
Activision Blizzard, Inc.	611,191	27,827,526
Electronic Arts Inc. (b)	241,823	24,576,472
Netflix, Inc. (b)	353,573	126,069,989
Common Stocks | 99.4% of net assets (Continued)
	Shares	Value
Entertainment | 1.0% (Continued)
Take-Two Interactive Software, Inc. (b)	95,019	$8,966,943
Viacom, Inc., Class B	280,105	7,862,547
Total Entertainment		195,303,477
Equity Real Estate Investment Trusts (REITs) | 3.0%
Alexandria Real Estate Equities, Inc.	91,322	13,018,864
American Tower Corp.	357,116	70,373,279
Apartment Investment & Management Co., Class A	124,251	6,248,583
AvalonBay Communities, Inc.	111,854	22,452,453
Boston Properties, Inc.	123,806	16,575,147
Crown Castle International Corp.	336,459	43,066,752
Digital Realty Trust, Inc.	169,518	20,172,642
Duke Realty Corp.	282,346	8,634,141
Equinix, Inc.	67,403	30,544,344
Equity Residential	295,786	22,278,602
Essex Property Trust, Inc.	52,630	15,222,701
Extra Space Storage, Inc.	101,159	10,309,114
Federal Realty Investment Trust	58,674	8,088,211
HCP, Inc.	394,067	12,334,297
Host Hotels & Resorts, Inc.	587,833	11,110,044
Iron Mountain, Inc.	227,333	8,061,228
Kimco Realty Corp.	327,508	6,058,898
Macerich Co.	84,574	3,666,283
Mid-America Apartment Communities, Inc.	90,873	9,935,145
Prologis, Inc.	507,413	36,508,365
Public Storage	122,299	26,634,276
Realty Income Corp.	242,553	17,842,199
Regency Centers Corp.	135,215	9,125,660
SBA Communications Corp. (b)	90,153	17,999,948
Simon Property Group, Inc.	249,048	45,379,036
SL Green Realty Corp.	67,577	6,076,524
UDR, Inc.	218,971	9,954,422
Ventas, Inc.	291,737	18,615,738
Vornado Realty Trust	137,769	9,291,141
Welltower, Inc.	312,802	24,273,435
Weyerhaeuser Co.	603,955	15,908,175
Total Equity Real Estate Investment Trusts (REITs)		575,759,647
Food & Staples Retailing | 1.5%
Costco Wholesale Corp.	356,372	86,291,916
Kroger Co.	651,913	16,037,060
Sysco Corp.	381,802	25,489,101
Walgreens Boots Alliance, Inc.	648,136	41,007,565
Walmart, Inc.	1,151,654	112,320,815
Total Food & Staples Retailing		281,146,457
Food Products | 1.1%
Archer-Daniels-Midland Co.	458,597	19,779,289

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  March 31, 2019  |  (Unaudited)  |
(Continued)
Common Stocks | 99.4% of net assets (Continued)
	Shares	Value
Food Products | 1.1% (Continued)
Campbell Soup Co.	153,093	$5,837,436
Conagra Brands, Inc.	385,346	10,689,498
General Mills, Inc.	475,265	24,594,964
Hershey Co.	112,215	12,885,648
Hormel Foods Corp.	216,638	9,696,717
J.M. Smucker Co.	90,226	10,511,329
Kellogg Co.	209,079	11,996,953
Kraft Heinz Co.	504,334	16,466,505
Lamb Weston Holdings, Inc.	121,446	9,101,163
McCormick & Co., Inc.	100,395	15,122,499
Mondelez International, Inc., Class A	1,170,062	58,409,495
Tyson Foods, Inc., Class A	235,729	16,366,665
Total Food Products		221,458,161
Gas Utilities | 0.0%
Atmos Energy Corp.	94,012	9,676,655
Total Gas Utilities		9,676,655
Health Care Equipment & Supplies | 3.5%
Abbott Laboratories	1,421,819	113,660,211
ABIOMED, Inc. (b)	35,778	10,217,839
Align Technology, Inc. (b)	57,624	16,384,232
Baxter International, Inc.	385,798	31,369,235
Becton, Dickinson & Co.	217,832	54,399,185
Boston Scientific Corp. (b)	1,112,869	42,711,912
Cooper Cos., Inc.	39,378	11,662,582
Danaher Corp.	508,284	67,103,654
DENTSPLY SIRONA, Inc.	177,298	8,792,208
Edwards Lifesciences Corp. (b)	167,169	31,984,445
Hologic, Inc. (a)(b)	214,270	10,370,668
IDEXX Laboratories, Inc. (b)	71,317	15,946,481
Intuitive Surgical, Inc. (b)	92,206	52,610,900
Medtronic PLC	1,085,013	98,822,984
ResMed, Inc.	117,913	12,259,415
Stryker Corp.	249,791	49,338,718
Teleflex, Inc.	37,401	11,301,086
Varian Medical Systems, Inc. (a)(b)	72,395	10,259,819
Zimmer Biomet Holdings, Inc.	167,668	21,411,204
Total Health Care Equipment & Supplies		670,606,778
Health Care Providers & Services | 2.7%
AmerisourceBergen Corp.	124,565	9,905,409
Anthem, Inc.	208,047	59,705,328
Cardinal Health, Inc.	238,006	11,459,989
Centene Corp. (b)	334,238	17,748,038
Cigna Corp.	306,786	49,337,325
CVS Health Corp.	1,049,266	56,586,915
DaVita, Inc. (a)(b)	100,411	5,451,313
HCA Healthcare, Inc.	215,419	28,086,329
Henry Schein, Inc. (b)	121,008	7,273,791
Humana, Inc.	110,948	29,512,168
Common Stocks | 99.4% of net assets (Continued)
	Shares	Value
Health Care Providers & Services | 2.7% (Continued)
Laboratory Corp. of America Holdings (b)	80,802	$12,361,090
McKesson Corp.	157,150	18,395,979
Quest Diagnostics, Inc.	108,467	9,753,353
UnitedHealth Group, Inc.	776,432	191,980,576
Universal Health Services, Inc., Class B	67,589	9,041,381
WellCare Health Plans, Inc. (b)	39,702	10,709,614
Total Health Care Providers & Services		527,308,598
Health Care Technology | 0.1%
Cerner Corp. (b)	262,397	15,011,732
Total Health Care Technology		15,011,732
Hotels, Restaurants & Leisure | 1.8%
Carnival Corp.	318,693	16,164,109
Chipotle Mexican Grill, Inc. (b)	19,446	13,812,688
Darden Restaurants, Inc.	98,007	11,904,910
Hilton Worldwide Holdings, Inc.	237,137	19,708,456
Marriott International, Inc., Class A	230,943	28,888,660
McDonald's Corp.	619,799	117,699,830
MGM Resorts International	417,840	10,721,775
Norwegian Cruise Line Holdings Ltd. (b)	174,241	9,576,285
Royal Caribbean Cruises Ltd.	140,499	16,103,996
Starbucks Corp.	1,006,889	74,852,128
Wynn Resorts Ltd.	78,376	9,351,824
Yum! Brands, Inc.	248,078	24,760,665
Total Hotels, Restaurants & Leisure		353,545,326
Household Durables | 0.3%
D.R. Horton, Inc.	272,286	11,267,195
Garmin Ltd.	97,192	8,392,529
Leggett & Platt, Inc.	104,824	4,425,669
Lennar Corp., Class A	233,087	11,442,241
Mohawk Industries, Inc. (b)	50,377	6,355,058
Newell Brands, Inc.	337,002	5,169,611
PulteGroup, Inc.	204,600	5,720,616
Whirlpool Corp.	50,020	6,647,158
Total Household Durables		59,420,077
Household Products | 1.7%
Church & Dwight Co., Inc.	203,326	14,482,911
Clorox Co.	104,561	16,777,858
Colgate-Palmolive Co.	696,869	47,763,401
Kimberly-Clark Corp.	276,175	34,218,083
Procter & Gamble Co.	2,023,286	210,522,908
Total Household Products		323,765,161

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  March 31, 2019  |  (Unaudited)  |
(Continued)
Common Stocks | 99.4% of net assets (Continued)
	Shares	Value
Independent Power and Renewable Electricity Producers | 0.1%
AES Corp.	525,092	$9,493,664
NRG Energy, Inc.	233,163	9,904,764
Total Independent Power and Renewable Electricity Producers		19,398,428
Industrial Conglomerates | 1.5%
3M Co.	465,946	96,814,260
General Electric Co.	7,046,763	70,397,162
Honeywell International, Inc.	590,304	93,811,112
Roper Technologies, Inc.	84,684	28,959,387
Total Industrial Conglomerates		289,981,921
Insurance | 2.3%
Aflac, Inc.	607,056	30,352,800
Allstate Corp.	268,827	25,318,127
American International Group, Inc.	711,080	30,619,105
Aon PLC	192,517	32,862,652
Arthur J Gallagher & Co.	152,665	11,923,137
Assurant, Inc.	39,718	3,769,635
Brighthouse Financial, Inc. (b)	89,617	3,252,201
Chubb Ltd.	370,140	51,849,211
Cincinnati Financial Corp.	120,003	10,308,258
Everest Re Group Ltd.	33,888	7,318,452
Hartford Financial Services Group, Inc.	296,680	14,750,930
Lincoln National Corp.	171,057	10,041,046
Loews Corp.	219,232	10,507,790
Marsh & McLennan Cos., Inc.	408,945	38,399,935
MetLife, Inc.	774,859	32,985,748
Principal Financial Group, Inc.	209,736	10,526,650
Progressive Corp.	472,866	34,088,910
Prudential Financial, Inc.	330,966	30,409,156
Torchmark Corp.	79,754	6,535,840
Travelers Cos., Inc.	212,009	29,079,154
Unum Group	173,973	5,885,507
Willis Towers Watson PLC	103,465	18,173,627
Total Insurance		448,957,871
Interactive Media & Services | 4.8%
Alphabet, Inc., Class C (b)	248,888	292,022,779
Alphabet, Inc., Class A (b)	242,512	285,409,948
Facebook, Inc., Class A (b)	1,931,363	321,938,898
Twitter, Inc. (b)	589,353	19,377,927
Total Interactive Media & Services		918,749,552
Internet & Direct Marketing Retail | 3.6%
Amazon.com, Inc. (b)	333,780	594,378,735
Booking Holdings, Inc. (b)	36,439	63,582,775
eBay, Inc.	696,507	25,868,270
Expedia Group, Inc.	94,123	11,200,637
Common Stocks | 99.4% of net assets (Continued)
	Shares	Value
Internet & Direct Marketing Retail | 3.6% (Continued)
TripAdvisor, Inc. (b)	79,971	$4,114,508
Total Internet & Direct Marketing Retail		699,144,925
IT Services | 5.1%
Accenture PLC, Class A	516,227	90,866,277
Akamai Technologies, Inc. (b)	130,397	9,350,769
Alliance Data Systems Corp.	37,366	6,538,303
Automatic Data Processing, Inc.	352,549	56,316,177
Broadridge Financial Solutions, Inc.	92,811	9,623,573
Cognizant Technology Solutions Corp., Class A	466,019	33,763,077
DXC Technology Co.	216,979	13,953,920
Fidelity National Information Services, Inc.	262,682	29,709,334
Fiserv, Inc. (a)(b)	319,497	28,205,195
FleetCor Technologies, Inc. (b)	69,531	17,145,649
Gartner, Inc. (b)	72,178	10,947,959
Global Payments, Inc.	127,143	17,357,562
International Business Machines Corp.	720,957	101,727,033
Jack Henry & Associates, Inc.	61,172	8,487,003
Mastercard, Inc., Class A	730,851	172,078,868
Paychex, Inc.	262,944	21,088,109
PayPal Holdings, Inc. (b)	948,699	98,512,904
Total System Services, Inc.	131,678	12,510,727
VeriSign, Inc. (b)	84,715	15,380,855
Visa Inc., Class A	1,417,313	221,370,117
Western Union Co.	346,907	6,407,372
Total IT Services		981,340,783
Leisure Products | 0.1%
Hasbro, Inc.	92,868	7,895,637
Mattel, Inc. (b)	265,484	3,451,292
Total Leisure Products		11,346,929
Life Sciences Tools & Services | 1.0%
Agilent Technologies, Inc.	260,809	20,963,827
Illumina, Inc. (b)	118,068	36,682,547
IQVIA Holdings, Inc. (b)	126,454	18,190,408
Mettler-Toledo International, Inc. (b)	19,980	14,445,540
PerkinElmer, Inc.	88,109	8,490,183
Thermo Fisher Scientific, Inc.	326,141	89,271,315
Waters Corp. (b)	57,936	14,583,071
Total Life Sciences Tools & Services		202,626,891
Machinery | 1.6%
Caterpillar, Inc.	466,072	63,148,095
Cummins, Inc.	118,571	18,718,804
Deere & Co.	258,699	41,350,448

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  March 31, 2019  |  (Unaudited)  |
(Continued)
Common Stocks | 99.4% of net assets (Continued)
	Shares	Value
Machinery | 1.6% (Continued)
Dover Corp.	116,678	$10,944,397
Flowserve Corp.	100,523	4,537,608
Fortive Corp. (a)	235,008	19,714,821
Illinois Tool Works, Inc.	246,589	35,392,919
Ingersoll-Rand PLC	196,186	21,178,279
PACCAR Inc.	280,904	19,140,799
Parker-Hannifin Corp.	106,186	18,223,641
Pentair PLC	123,808	5,510,694
Snap-on, Inc.	44,395	6,948,705
Stanley Black & Decker, Inc.	120,680	16,432,996
Wabtec Corp. (a)	107,451	7,921,288
Xylem, Inc.	142,778	11,285,173
Total Machinery		300,448,667
Media | 2.2%
CBS Corp., Class B	281,293	13,369,856
Charter Communications, Inc., Class A (a)(b)	140,387	48,701,654
Comcast Corp., Class A	3,656,329	146,180,033
Discovery, Inc., Class A (a)(b)	127,330	3,440,457
Discovery, Inc., Class C (b)	283,312	7,201,791
DISH Network Corp., Class A (b)	182,512	5,783,805
Fox Corp., Class A (b)	281,186	10,322,338
Fox Corp., Class B (b)	133,124	4,776,489
Interpublic Group of Cos., Inc.	305,107	6,410,298
News Corp., Class A	295,564	3,676,816
News Corp., Class B	95,128	1,188,149
Omnicom Group, Inc.	185,440	13,535,266
Walt Disney Co.	1,417,784	157,416,558
Total Media		422,003,510
Metals & Mining | 0.2%
Freeport-McMoRan, Inc.	1,197,969	15,441,820
Newmont Mining Corp.	421,580	15,079,917
Nucor Corp.	251,026	14,647,367
Total Metals & Mining		45,169,104
Multi-Utilities | 1.1%
Ameren Corp.	201,176	14,796,495
CenterPoint Energy, Inc.	398,539	12,235,147
CMS Energy Corp.	234,825	13,042,180
Consolidated Edison, Inc.	260,110	22,059,929
Dominion Energy, Inc.	647,032	49,601,473
DTE Energy Co.	145,317	18,126,843
NiSource, Inc.	288,178	8,259,181
Public Service Enterprise Group, Inc.	411,377	24,439,908
Sempra Energy	221,759	27,910,588
WEC Energy Group, Inc.	258,937	20,476,738
Total Multi-Utilities		210,948,482
Common Stocks | 99.4% of net assets (Continued)
	Shares	Value
Multiline Retail | 0.5%
Dollar General Corp.	211,870	$25,276,091
Dollar Tree, Inc. (b)	195,034	20,486,372
Kohl's Corp.	132,816	9,133,756
Macy's, Inc.	244,606	5,877,882
Nordstrom, Inc.	88,174	3,913,162
Target Corp.	421,683	33,844,278
Total Multiline Retail		98,531,541
Oil, Gas & Consumable Fuels | 4.9%
Anadarko Petroleum Corp.	404,562	18,399,480
Apache Corp.	301,654	10,455,328
Cabot Oil & Gas Corp.	341,434	8,911,427
Chevron Corp.	1,536,739	189,295,510
Cimarex Energy Co.	82,191	5,745,151
Concho Resources, Inc.	159,993	17,752,823
ConocoPhillips	917,741	61,250,034
Devon Energy Corp.	355,093	11,206,735
Diamondback Energy, Inc.	122,942	12,482,301
EOG Resources, Inc.	466,966	44,445,824
Exxon Mobil Corp.	3,427,282	276,924,386
Hess Corp.	205,977	12,405,995
HollyFrontier Corp.	124,536	6,135,889
Kinder Morgan, Inc.	1,576,469	31,545,145
Marathon Oil Corp.	662,202	11,065,395
Marathon Petroleum Corp.	545,527	32,649,791
Noble Energy, Inc.	382,556	9,460,610
Occidental Petroleum Corp.	607,190	40,195,978
ONEOK, Inc.	337,239	23,552,772
Phillips 66	340,509	32,406,241
Pioneer Natural Resources Co.	136,351	20,763,530
Valero Energy Corp.	339,794	28,824,725
Williams Cos., Inc.	979,943	28,143,963
Total Oil, Gas & Consumable Fuels		934,019,033
Personal Products | 0.2%
Coty, Inc., Class A (a)	348,716	4,010,234
Estee Lauder Cos., Inc., Class A	175,339	29,027,371
Total Personal Products		33,037,605
Pharmaceuticals | 4.8%
Allergan PLC	255,707	37,438,062
Bristol-Myers Squibb Co.	1,322,166	63,080,540
Eli Lilly & Co.	699,241	90,733,512
Johnson & Johnson	2,157,685	301,622,786
Merck & Co., Inc.	2,091,283	173,932,007
Mylan NV (b)	428,272	12,137,229
Nektar Therapeutics (a)(b)	137,507	4,620,235
Perrigo Co. PLC	99,598	4,796,640
Pfizer, Inc.	4,493,328	190,831,640
Zoetis, Inc.	385,296	38,787,748
Total Pharmaceuticals		917,980,399

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  March 31, 2019  |  (Unaudited)  |
(Continued)
Common Stocks | 99.4% of net assets (Continued)
	Shares	Value
Professional Services | 0.3%
Equifax, Inc.	95,836	$11,356,566
IHS Markit Ltd. (b)	296,698	16,134,437
Nielsen Holdings PLC	282,363	6,683,532
Robert Half International, Inc.	95,017	6,191,308
Verisk Analytics, Inc.	132,310	17,597,230
Total Professional Services		57,963,073
Real Estate Management & Development | 0.1%
CBRE Group, Inc., Class A (b)	251,416	12,432,521
Total Real Estate Management & Development		12,432,521
Road & Rail | 1.0%
CSX Corp.	626,953	46,908,623
J.B. Hunt Transport Services, Inc.	69,115	7,000,658
Kansas City Southern	80,675	9,356,687
Norfolk Southern Corp.	216,599	40,480,187
Union Pacific Corp.	585,649	97,920,513
Total Road & Rail		201,666,668
Semiconductors & Semiconductor Equipment | 3.9%
Advanced Micro Devices, Inc. (b)	699,298	17,846,085
Analog Devices, Inc.	300,091	31,590,580
Applied Materials, Inc.	768,929	30,495,724
Broadcom, Inc.	320,419	96,353,197
Intel Corp.	3,642,626	195,609,016
KLA-Tencor Corp.	133,643	15,958,311
Lam Research Corp.	124,469	22,281,196
Maxim Integrated Products, Inc.	221,402	11,771,944
Microchip Technology, Inc.	188,359	15,626,263
Micron Technology, Inc. (b)	899,414	37,172,781
NVIDIA Corp.	491,300	88,217,828
Qorvo, Inc. (b)	99,482	7,135,844
QUALCOMM, Inc.	975,550	55,635,616
Skyworks Solutions, Inc.	141,213	11,647,248
Texas Instruments, Inc.	759,873	80,599,729
Xilinx, Inc.	205,839	26,098,327
Total Semiconductors & Semiconductor Equipment		744,039,689
Software | 6.4%
Adobe Systems, Inc. (b)	393,502	104,864,348
ANSYS, Inc. (b)	66,528	12,155,331
Autodesk, Inc. (b)	175,832	27,398,142
Cadence Design Systems, Inc. (b)	224,041	14,228,844
Citrix Systems, Inc.	102,013	10,166,616
Fortinet, Inc. (b)	115,150	9,669,145
Intuit, Inc.	209,052	54,648,283
Microsoft Corp.	6,211,837	732,624,056
Oracle Corp.	2,061,362	110,715,753
Red Hat, Inc. (b)	143,097	26,143,822
salesforce.com, Inc. (b)	617,446	97,784,923
Common Stocks | 99.4% of net assets (Continued)
	Shares	Value
Software | 6.4% (Continued)
Symantec Corp.	506,961	$11,655,033
Synopsys, Inc. (b)	118,824	13,682,584
Total Software		1,225,736,880
Specialty Retail | 2.4%
Advance Auto Parts, Inc.	58,023	9,894,662
AutoZone, Inc. (b)	20,211	20,698,489
Best Buy Co., Inc.	186,826	13,275,856
CarMax, Inc. (a)(b)	139,174	9,714,345
Foot Locker, Inc.	90,561	5,487,997
Gap, Inc.	168,153	4,402,246
Home Depot, Inc.	913,804	175,349,850
L Brands, Inc.	179,580	4,952,816
Lowe's Cos., Inc.	647,594	70,892,115
O'Reilly Automotive, Inc. (b)	63,407	24,620,938
Ross Stores, Inc.	300,143	27,943,313
Tiffany & Co.	86,414	9,120,998
TJX Cos., Inc.	999,091	53,161,632
Tractor Supply Co.	97,245	9,506,671
Ulta Salon Cosmetics & Fragrance, Inc. (b)	45,071	15,717,610
Total Specialty Retail		454,739,538
Technology Hardware, Storage & Peripherals | 4.0%
Apple, Inc.	3,625,011	688,570,839
Hewlett Packard Enterprise Co.	1,115,249	17,208,292
HP, Inc.	1,240,636	24,105,558
NetApp, Inc.	200,968	13,935,121
Seagate Technology PLC	206,875	9,907,244
Western Digital Corp.	230,118	11,059,471
Xerox Corp.	170,445	5,450,831
Total Technology Hardware, Storage & Peripherals		770,237,356
Textiles, Apparel & Luxury Goods | 0.8%
Capri Holdings Ltd. (b)	115,668	5,291,811
Hanesbrands, Inc.	286,625	5,124,855
NIKE, Inc., Class B	1,018,368	85,756,769
PVH Corp.	60,782	7,412,365
Ralph Lauren Corp.	42,619	5,526,832
Tapestry, Inc.	230,910	7,502,266
Under Armour, Inc., Class A (b)	144,596	3,056,760
Under Armour, Inc., Class C (b)	157,544	2,972,855
VF Corp.	263,498	22,900,611
Total Textiles, Apparel & Luxury Goods		145,545,124
Tobacco | 1.0%
Altria Group, Inc.	1,514,164	86,958,439
Philip Morris International, Inc.	1,259,414	111,319,603
Total Tobacco		198,278,042

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  March 31, 2019  |  (Unaudited)  |
(Continued)
Common Stocks | 99.4% of net assets (Continued)
	Shares	Value
Trading Companies & Distributors | 0.2%
Fastenal Co.	228,741	$14,710,334
United Rentals, Inc. (b)	64,479	7,366,726
W.W. Grainger, Inc.	36,250	10,908,712
Total Trading Companies & Distributors		32,985,772
Water Utilities | 0.1%
American Water Works Co., Inc.	148,954	15,529,944
Total Water Utilities		15,529,944
Total Common Stocks
(Cost $12,031,919,178)		19,101,341,775

Short-Term Securities | 1.0% of net assets

BlackRock Cash Funds: Institutional, SL Agency Shares, 2.63% (c)(d)(e)	82,268,695	82,301,603
Short-Term Securities | 1.0% of net assets (Continued)
	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37% (c)(d)	104,590,259	$104,590,259
Total Short-Term Securities
(Cost $186,876,807)		186,891,862
Total Investments
(Cost $12,218,795,985) | 100.4%		19,288,233,637
Liabilities in Excess of Other Assets | (0.4)%		(81,012,960)
Net Assets | 100.0%		$19,207,220,677

(a)	Security, or a portion of security, is on loan.
(b)	Non-income producing.
(c)	During the period ended March 31, 2019, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares Held at December 31, 2018	Shares Purchased	Shares Sold	Shares Held at March 31, 2019	Value at March 31, 2019	Income	Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	118,748,723	—	(36,480,028)[2]	82,268,695	$82,301,603	$236,586[3]	$26,306	$12,218
BlackRock Cash Funds: Treasury, SL Agency Shares	479,801,017	—	(375,210,758)[2]	104,590,259	104,590,259	861,554	—	—
BlackRock, Inc.	98,827	—	(1,313)	97,514	41,674,558	321,796	(203,113)	3,585,363
Total					$228,566,420	$1,419,936	$(176,807)	$3,597,581
[1]	Includes net capital gain distributions, if applicable.
[2]	Represents net shares sold.
[3]	Represents all or portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and collateral investment expenses, and other payments to and from borrowers of securities.
(d)	7-day yield at March 31, 2019.
(e)	All or a portion of security was purchased with the cash collateral from loaned securities.

Derivative Financial Instruments Outstanding as of Period End - Futures Contracts
Contracts Long	Issue	Expiration	Notional Amount (000)	Unrealized Appreciation (Depreciation)
859	S&P 500 Mini Index	June 2019	$121,884	$1,134,693

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  March 31, 2019  |  (Unaudited)  |
(Continued)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Master Portfolio has the ability to access
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.
Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.
The following table summarizes the Fund's investments categorized in the disclosure hierarchy:
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments: Common Stocks(a)	$19,101,341,775	$—	$—	$19,101,341,775
Short-Term Securities: Money Market Funds	186,891,862	—	—	186,891,862
	$19,288,233,637	$—	$—	$19,288,233,637
Derivative Financial Instruments(b)
Assets:
Equity contracts	$1,134,693	$—	$—	$1,134,693
(a)	See above Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
During the period ended March 31, 2019, there were no transfers between levels.

Portfolio of Investments
Value Fund  |  March 31, 2019  |  (Unaudited)

Common Stocks | 98.4% of portfolio
	Shares	Value
Communication Services | 5.7%
Diversified Telecommunication Services
Verizon Communications, Inc.	234,000	$13,836,420
Interactive Media & Services
Alphabet, Inc., Class C (a)	34,000	39,892,540
Total Communication Services		53,728,960
Consumer Discretionary | 2.9%
Distributors
Genuine Parts Co.	240,400	26,932,012
Total Consumer Discretionary		26,932,012
Energy | 10.5%
Energy Equipment & Services
Halliburton Co.	110,444	3,236,009
Helmerich & Payne, Inc.	110,000	6,111,600
Oil, Gas & Consumable Fuels
Chevron Corp.	295,000	36,338,100
ConocoPhillips	452,400	30,193,176
Royal Dutch Shell PLC ADR	353,000	22,574,350
Total Energy		98,453,235
Financials | 14.4%
Banks
Bank of America Corp.	750,200	20,698,018
Citigroup, Inc.	296,000	18,417,120
JPMorgan Chase & Co.	342,600	34,681,398
Wells Fargo & Co.	221,000	10,678,720
Capital Markets
Goldman Sachs Group, Inc.	24,065	4,620,239
Insurance
Allstate Corp.	369,000	34,752,420
Chubb Ltd.	85,469	11,972,498
Total Financials		135,820,413
Health Care | 21.5%
Health Care Equipment & Supplies
Abbott Laboratories	399,000	31,896,060
Boston Scientific Corp. (a)	295,195	11,329,584
Medtronic PLC	146,465	13,340,032
Life Sciences Tools & Services
Mettler-Toledo International, Inc. (a)	45,000	32,535,000
Pharmaceuticals
Allergan PLC	80,129	11,731,687
Bristol-Myers Squibb Co.	608,700	29,041,077
Merck & Co., Inc.	444,000	36,927,480
Pfizer, Inc.	824,000	34,995,280
Total Health Care		201,796,200
Common Stocks | 98.4% of portfolio (Continued)
	Shares	Value
Industrials | 12.0%
Airlines
Southwest Airlines Co.	644,100	$33,435,231
Industrial Conglomerates
Honeywell International, Inc.	231,100	36,726,412
Machinery
Parker-Hannifin Corp.	246,400	42,287,168
Total Industrials		112,448,811
Information Technology | 21.2%
Communications Equipment
Cisco Systems, Inc.	721,638	38,961,236
Electronic Equipment, Instruments & Components
TE Connectivity Ltd.	262,850	21,225,138
IT Services
Leidos Holdings Inc.	250,750	16,070,567
Visa Inc., Class A	282,000	44,045,580
Semiconductors & Semiconductor Equipment
Intel Corp.	578,054	31,041,500
Software
Guidewire Software, Inc. (a)	10,000	971,600
Microsoft Corp.	377,000	44,463,380
Tyler Technologies, Inc. (a)	14,000	2,861,600
Total Information Technology		199,640,601
Materials | 10.2%
Chemicals
DowDuPont, Inc.	711,900	37,951,389
Containers & Packaging
Avery Dennison Corp.	350,000	39,550,000
Bemis Co., Inc.	333,600	18,508,128
Total Materials		96,009,517
Total Common Stocks
(Cost $454,290,671)		924,829,749

Commercial Paper | 1.6% of portfolio
	Face Amount
Interstate Power & Light Co., 2.60%, 04/01/19	$15,100,000	15,096,678
Total Commercial Paper
(Cost $15,100,000)		15,096,678

Portfolio of Investments  |  Value Fund  |  March 31, 2019  |  (Unaudited)  |  (Continued)
Money Market Fund | less than 0.1% of portfolio
	Shares	Value
State Street Institutional U.S. Government Money Market Fund, 2.39% (b)	47,104	$47,104
Total Money Market Fund
(Cost $47,104)		47,104
Total Investments in Securities
(Cost $469,437,775) | 100.0%		$939,973,531
(a)	Non-income producing.
(b)	7-day yield at March 31, 2019.
ADR - American Depositary Deposit
PLC - Public Limited Company
At March 31, 2019, the cost of investment securities for tax purposes was $469,437,775. Net unrealized appreciation of investment securities was $470,535,756 consisting of unrealized gains of $472,238,120 and unrealized losses of $1,702,364.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$923,858,149	$ —	$ —	$924,829,749
Commercial Paper	—	15,096,678	—	15,096,678
Money Market Fund	47,104	—	—	47,104
Total	$923,905,253	$15,096,678	$ —	$939,973,531
During the period ended March 31, 2019, there were no transfers between levels.

Portfolio of Investments
Growth Fund  |  March 31, 2019  |  (Unaudited)

Common Stocks | 97.4% of portfolio
	Shares	Value
Communication Services | 16.8%
Entertainment
Electronic Arts Inc. (a)	9,778	$993,738
Netflix, Inc. (a)	7,689	2,741,590
Interactive Media & Services
Alphabet, Inc., Class C (a)	4,400	5,162,564
Alphabet, Inc., Class A (a)	8,947	10,529,635
Facebook, Inc., Class A (a)	66,825	11,139,059
IAC/InterActiveCorp (a)	7,388	1,552,293
Tencent Holdings Ltd. ADR	113,146	5,202,453
Total Communication Services		37,321,332
Consumer Discretionary | 18.7%
Auto Components
Aptiv PLC	35,603	2,830,082
Hotels, Restaurants & Leisure
Hilton Worldwide Holdings, Inc.	24,128	2,005,278
Las Vegas Sands Corp.	21,000	1,280,160
McDonald's Corp.	6,969	1,323,413
Restaurant Brands International Inc.	22,736	1,480,341
Internet & Direct Marketing Retail
Alibaba Group Holding Ltd. ADR (a)	23,591	4,304,178
Amazon.com, Inc. (a)	10,500	18,697,875
Booking Holdings, Inc. (a)	1,482	2,585,957
Multiline Retail
Dollar General Corp.	22,599	2,696,061
Specialty Retail
Ross Stores, Inc.	25,200	2,346,120
Textiles, Apparel & Luxury Goods
NIKE, Inc., Class B	24,000	2,021,040
Total Consumer Discretionary		41,570,505
Consumer Staples | 1.0%
Tobacco
Philip Morris International, Inc.	25,302	2,236,444
Total Consumer Staples		2,236,444
Financials | 3.6%
Capital Markets
Charles Schwab Corp.	78,511	3,357,131
Intercontinental Exchange, Inc.	23,159	1,763,326
Morgan Stanley	33,855	1,428,681
TD Ameritrade Holding Corp.	28,509	1,425,165
Total Financials		7,974,303
Health Care | 19.6%
Biotechnology
Alexion Pharmaceuticals, Inc. (a)	8,793	1,188,638
Regeneron Pharmaceuticals, Inc. (a)	2,452	1,006,840
Vertex Pharmaceuticals, Inc. (a)	19,253	3,541,589
Common Stocks | 97.4% of portfolio (Continued)
	Shares	Value
Health Care | 19.6% (Continued)
Health Care Equipment & Supplies
Becton, Dickinson & Co.	17,213	$4,298,603
Intuitive Surgical, Inc. (a)	9,102	5,193,419
Stryker Corp.	26,020	5,139,470
Health Care Providers & Services
Anthem, Inc.	10,043	2,882,140
Centene Corp. (a)	20,752	1,101,931
Cigna Corp.	29,842	4,799,191
HCA Healthcare, Inc.	25,069	3,268,496
Humana, Inc.	5,614	1,493,324
UnitedHealth Group, Inc.	23,565	5,826,682
WellCare Health Plans, Inc. (a)	4,821	1,300,465
Pharmaceuticals
Eli Lilly & Co.	17,801	2,309,858
Total Health Care		43,350,646
Industrials | 9.5%
Aerospace & Defense
Boeing Co.	30,424	11,604,322
Northrop Grumman Corp.	7,684	2,071,607
Spirit AeroSystem Holdings, Inc., Class A	15,372	1,406,999
Commercial Services & Supplies
Waste Connections, Inc.	19,853	1,758,777
Industrial Conglomerates
Honeywell International, Inc.	7,327	1,164,407
Machinery
Fortive Corp.	11,831	992,502
PACCAR Inc.	15,700	1,069,798
Road & Rail
J.B. Hunt Transport Services, Inc.	9,300	941,997
Total Industrials		21,010,409
Information Technology | 27.1%
IT Services
Fidelity National Information Services, Inc.	6,313	714,000
Global Payments, Inc.	20,328	2,775,179
PayPal Holdings, Inc. (a)	30,800	3,198,272
Visa Inc., Class A	69,013	10,779,140
Semiconductors & Semiconductor Equipment
ASML Holding NV ADR	8,500	1,598,425
Maxim Integrated Products, Inc.	21,181	1,126,194
Software
Intuit, Inc.	17,070	4,462,269
Microsoft Corp.	121,169	14,290,672
Red Hat, Inc. (a)	23,832	4,354,106
salesforce.com, Inc. (a)	18,700	2,961,519
ServiceNow, Inc. (a)	7,887	1,944,067
Splunk Inc. (a)	17,900	2,230,340
VMware, Inc., Class A	22,688	4,095,411
Workday, Inc., Class A (a)	10,276	1,981,726

Portfolio of Investments  |  Growth Fund  |  March 31, 2019  |  (Unaudited)  |  (Continued)
Common Stocks | 97.4% of portfolio (Continued)
	Shares	Value
Information Technology | 27.1% (Continued)
Technology Hardware, Storage & Peripherals
Apple, Inc.	18,748	$3,561,183
Total Information Technology		60,072,503
Utilities | 1.1%
Multi-Utilities
Sempra Energy	11,534	1,451,669
Water Utilities
American Water Works Co., Inc.	9,850	1,026,961
Total Utilities		2,478,630
Total Common Stocks
(Cost $145,590,223)		216,014,772

Money Market Fund | 2.6% of portfolio
	Shares	Value
State Street Institutional U.S. Government Money Market Fund, 2.39% (b)	5,878,076	$5,878,076
Total Money Market Fund
(Cost $5,878,076)		5,878,076
Total Investments in Securities
(Cost $151,468,299) | 100.0%		$221,892,848

(a)	Non-income producing.
(b)	7-day yield at March 31, 2019.
ADR - American Depositary Deposit
PLC - Public Limited Company
NV - Naamloze Vennottschap
At March 31, 2019, the cost of investment securities for tax purposes was $151,792,084. Net unrealized appreciation of investment securities was $70,100,764 consisting of unrealized gains of $72,957,191 and unrealized losses of $2,856,427.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$216,014,772	$ —	$ —	$216,014,772
Money Market Fund	5,878,076	—	—	5,878,076
Total	$221,892,848	$ —	$ —	$221,892,848
During the period ended March 31, 2019, there were no transfers between levels.

Portfolio of Investments
Small-Company Stock Fund  |  March 31, 2019  |  (Unaudited)

Common Stocks | 94.4% of portfolio
	Shares	Value
Communication Services | 0.9%
Diversified Telecommunication Services
ORBCOMM Inc. (a)	629,129	$4,265,495
Total Communication Services		4,265,495
Consumer Discretionary | 14.5%
Distributors
Core-Mark Holding Company, Inc.	528,631	19,628,069
Hotels, Restaurants & Leisure
BJ’s Restaurants, Inc.	371,990	17,587,687
Cracker Barrel Old Country Store, Inc.	95,594	15,448,947
Textiles, Apparel & Luxury Goods
G-III Apparel Group, Ltd. (a)	401,688	16,051,452
Total Consumer Discretionary		68,716,155
Consumer Staples | 0.5%
Food Products
TreeHouse Foods, Inc. (a)	36,000	2,323,800
Total Consumer Staples		2,323,800
Energy | 1.2%
Energy Equipment & Services
RPC, Inc.	293,884	3,353,216
Oil, Gas & Consumable Fuels
Callon Petroleum Co. (a)	300,000	2,265,000
Total Energy		5,618,216
Financials | 20.2%
Banks
Cadence Bancorporation	448,449	8,318,729
CenterState Bank Corp.	201,312	4,793,239
FB Financial Corp.	161,577	5,131,685
Glacier Bancorp, Inc.	354,000	14,184,780
Metropolitan Bank Holding Corp. (a)	200,000	6,958,000
National Bankshares, Inc. (Virginia)	4,653	199,381
Texas Capital Bancshares, Inc. (a)	126,917	6,928,399
Union Bankshares Corp.	150,000	4,849,500
Consumer Finance
Encore Capital Group, Inc. (a)	339,345	9,240,364
Insurance
Kinsale Capital Group, Inc.	266,808	18,295,025
National General Holdings Corp.	691,963	16,420,282
Total Financials		95,319,384
Health Care | 10.3%
Biotechnology
Emergent BioSolutions Inc. (a)	49,090	2,480,027
Common Stocks | 94.4% of portfolio (Continued)
	Shares	Value
Health Care | 10.3% (Continued)
Health Care Equipment & Supplies
ICU Medical, Inc. (a)	35,000	$8,376,550
Merit Medical Systems, Inc. (a)	46,268	2,860,750
STERIS PLC	147,175	18,842,815
Health Care Providers & Services
AMN Healthcare Services, Inc. (a)	90,000	4,238,100
Life Sciences Tools & Services
NanoString Technologies, Inc. (a)	395,418	9,462,353
Pharmaceuticals
Mallinckrodt PLC (a)	102,208	2,222,002
Total Health Care		48,482,597
Industrials | 19.1%
Aerospace & Defense
BWX Technologies, Inc.	40,000	1,983,200
Commercial Services & Supplies
Interface, Inc.	193,624	2,966,319
Construction & Engineering
Dycom Industries, Inc. (a)	231,459	10,633,226
Primoris Services Corp.	452,400	9,355,632
Machinery
NN, Inc.	1,163,255	8,712,780
Standex International Corp.	18,702	1,372,727
Welbilt, Inc.	759,400	12,438,972
Road & Rail
Covenant Transportation Group, Inc., Class A (a)	473,905	8,994,717
Knight-Swift Transportation Holdings Inc.	266,732	8,716,802
Werner Enterprises, Inc.	309,181	10,558,531
Trading Companies & Distributors
Applied Industrial Technologies, Inc.	246,874	14,681,597
Total Industrials		90,414,503
Information Technology | 19.6%
Electronic Equipment, Instruments & Components
Belden Inc.	244,638	13,137,061
Itron, Inc. (a)	44,694	2,084,975
IT Services
CACI International Inc., Class A (a)	18,782	3,418,700
Cass Information Systems, Inc.	102,734	4,859,318
ManTech International Corp., Class A	325,082	17,560,929
Semiconductors & Semiconductor Equipment
Advanced Energy Industries, Inc. (a)	50,000	2,484,000
Software
Altair Engineering Inc. (a)	94,612	3,482,668

Portfolio of Investments  |  Small-Company Stock Fund  |  March 31, 2019  |  (Unaudited)  |
(Continued)
Common Stocks | 94.4% of portfolio (Continued)
	Shares	Value
Information Technology | 19.6% (Continued)
Descartes Systems Group Inc. (The) (a)	575,898	$20,951,169
j2 Global, Inc	217,154	18,805,537
Tenable Holdings, Inc. (a)	183,814	5,819,551
Total Information Technology		92,603,908
Materials | 8.1%
Chemicals
Ingevity Corp. (a)	40,000	4,224,400
PolyOne Corp.	399,246	11,701,900
Construction Materials
Summit Materials, Inc., Class A (a)	805,784	12,787,792
Containers & Packaging
Myers Industries, Inc.	559,831	9,578,709
Total Materials		38,292,801
Total Common Stocks
(Cost $366,669,470)		446,036,859

Exchange Traded Fund | 1.6% of portfolio

iShares Core S&P Small-Cap ETF	100,000	7,715,000
Total Exchange Traded Fund
(Cost $7,016,614)		7,715,000

Commercial Paper | 4.0% of portfolio
	Face Amount	Value
Atlantic City Electric Co., 2.57%, 04/01/19	$6,800,000	$6,798,504
Interstate Power & Light Co., 2.60%, 04/01/19	12,200,000	12,197,316
Total Commercial Paper
(Cost $19,000,000)		18,995,820

Money Market Fund | less than 0.1% of portfolio
	Shares
State Street Institutional U.S. Government Money Market Fund, 2.39% (b)	69,987	69,987
Total Money Market Fund
(Cost $69,987)		69,987
Total Investments in Securities
(Cost $392,756,071) | 100.0%		$472,817,666

(a)	Non-income producing.
(b)	7-day yield at March 31, 2019.
PLC - Public Limited Company
ETF - Exchange-Traded Fund
S&P - Standard & Poor's
At March 31, 2019, the cost of investment securities for tax purposes was $392,756,072. Net unrealized appreciation of investment securities was $80,061,594 consisting of unrealized gains of $97,622,806 and unrealized losses of $17,561,212.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

Portfolio of Investments  |  Small-Company Stock Fund  |  March 31, 2019  |  (Unaudited)  |
(Continued)
Small-Company Stock Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$382,013,105	$ —	$ —	$446,036,859
Exchange Traded Fund	7,715,000	—	—	7,715,000
Commercial Paper	—	18,995,820	—	18,995,820
Money Market Fund	69,987	—	—	69,987
Total	$389,798,092	$18,995,820	$ —	$472,817,666
During the period ended March 31, 2019, there were no transfers between levels.

Portfolio of Investments
International Equity Fund  |  March 31, 2019  |  (Unaudited)

Common Stocks | 94.9% of portfolio
	Shares	Value
Brazil | 0.5%
Ambev SA ADR	77,706	$334,136
Total Brazil		334,136
Britain | 8.9%
Diageo PLC	44,475	1,820,008
HSBC Holdings PLC	120,820	981,765
Rio Tinto PLC	12,409	721,248
Royal Dutch Shell PLC, Class B	43,234	1,366,436
Unilever PLC	25,806	1,485,460
Total Britain		6,374,917
Canada | 3.2%
Alimentation Couche-Tard Inc., Class B	14,400	848,257
Canadian National Railway Co.	15,846	1,417,900
Total Canada		2,266,157
China | 2.5%
Baidu, Inc. ADR (a)	3,060	504,441
China Moble Ltd. ADR	9,865	503,016
Ping An Insurance Group Co. of China Ltd., Class H	42,500	478,474
Tencent Holdings Ltd.	6,900	317,316
Total China		1,803,247
Denmark | 1.0%
Novozymes A/S, Class B	15,400	708,258
Total Denmark		708,258
France | 6.9%
Air Liquide SA	6,115	778,203
Dassault Systèmes SE	9,743	1,452,181
L’Oréal SA	9,992	2,690,759
Total France		4,921,143
Germany | 14.7%
adidas AG	5,185	1,261,103
Allianz SE REG	12,324	2,746,372
Bayer AG REG	1,157	74,501
Bayerische Motoren Werke AG	9,898	764,265
FUCHS PETROLUB SE	1,381	54,381
Infineon Technologies AG	83,452	1,656,724
SAP SE ADR	23,574	2,721,854
Symrise AG	13,132	1,183,824
Total Germany		10,463,024
Hong Kong | 3.7%
AIA Group Ltd.	266,600	2,665,938
Total Hong Kong		2,665,938
Common Stocks | 94.9% of portfolio (Continued)
	Shares	Value
India | 0.9%
HDFC Bank Ltd. ADR	2,972	$344,484
ICICI Bank Ltd. ADR	28,169	322,817
Total India		667,301
Israel | 4.1%
Check Point Software Technologies Ltd. (a)	22,865	2,892,194
Total Israel		2,892,194
Japan | 15.0%
Chugai Pharmaceutical Co., Ltd.	19,500	1,343,140
Dentsu Inc.	19,700	833,750
FANUC Corp.	4,700	803,764
JGC Corp.	4,335	57,801
Keyence Corp.	2,600	1,625,507
Komatsu Ltd.	36,400	848,977
Kubota Corp.	90,700	1,318,348
M3, Inc.	78,900	1,327,861
Park24 Co., Ltd.	27,100	589,154
Sysmex Corp.	16,500	999,513
Unicharm Corp.	27,400	908,370
Total Japan		10,656,185
Mexico | 0.3%
Fomento Economico Mexicano, SAB de CV ADR	2,125	196,095
Total Mexico		196,095
Republic of South Korea | 0.3%
Samsung Electronics Co., Ltd. GDR	228	224,118
Total Republic of South Korea		224,118
Russia | 0.8%
LUKOIL PJSC ADR	3,182	284,503
Yandex NV, Class A (a)	8,295	284,850
Total Russia		569,353
Singapore | 3.0%
DBS Group Holdings Ltd.	115,500	2,156,023
Total Singapore		2,156,023
South Africa | 0.5%
Naspers Ltd., Class N	1,054	245,626
Sasol Ltd.	4,521	140,967
Total South Africa		386,593

Portfolio of Investments  |  International Equity Fund  |  March 31, 2019  |  (Unaudited)  |  (Continued)
Common Stocks | 94.9% of portfolio (Continued)
	Shares	Value
Spain | 3.0%
Banco Bilboa Vizcaya Argentaria SA	308,134	$1,760,627
Grifols, SA	12,266	343,939
Total Spain		2,104,566
Sweden | 6.4%
Alfa Laval AB	53,514	1,229,805
Atlas Copco AB, Class A	70,661	1,900,853
Epiroc AB, Class A (a)	80,958	817,648
Skandinaviska Enskilda Banken AB, Class A	68,054	589,546
Total Sweden		4,537,852
Switzerland | 14.7%
Lonza Group AG REG	4,727	1,467,528
Nestlé SA ADR	33,585	3,202,343
Roche Holding AG REG	9,916	2,732,402
SGS SA REG	367	914,086
Sonova Holding AG REG	5,587	1,107,174
Temenos Group AG REG	7,174	1,058,419
Total Switzerland		10,481,952
Taiwan | 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	17,881	732,406
Total Taiwan		732,406
United States of America | 3.5%
Linde PLC	8,932	1,572,674
Schlumberger Ltd.	20,777	905,254
Total United States of America		2,477,928
Total Common Stocks
(Cost $57,245,191)		67,619,386

Preferred Stocks | 2.1% of portfolio
	Shares	Value
Brazil | 0.4%
Itaú Unibanco Holding SA ADR	32,757	$288,589
Total Brazil		288,589
Germany | 0.5%
FUCHS PETROLUB SE	9,378	387,121
Total Germany		387,121
Republic of South Korea | 0.6%
Samsung Electronics Co., Ltd. REG GDR	579	456,639
Total Republic of South Korea		456,639
Spain | 0.6%
Grifols, SA ADR	19,289	387,902
Total Spain		387,902
Total Preferred Stocks
(Cost $1,117,793)		1,520,251

Money Market Fund | 3.0% of portfolio

State Street Institutional U.S. Government Money Market Fund, 2.39% (b)	2,103,321	2,103,321
Total Money Market Fund
(Cost $2,103,321)		2,103,321
Total Investments in Securities
(Cost $60,466,305) | 100.0%		$71,242,958

(a)	Non-income producing.
(b)	7-day yield at March 31, 2019.
ADR - American Depositary Deposit
SA - Sociedad Anonima or Societe Anonyme
PLC - Public Limited Company
A/S - Aktieselskab
SE - Societas Europaea
AG - Aktiengesellschaft
REG - Registered Shares
SAB de CV - Sociedad Anonima Bursatil de Capital Variable
SAB - Sociedad Anonima Bursatil
GDR - Global Depositary Receipt
NV - Naamloze Vennottschap
AB - Aktiebolag

Portfolio of Investments  |  International Equity Fund  |  March 31, 2019  |  (Unaudited)  |  (Continued)
At March 31, 2019, the cost of investment securities for tax purposes was $60,470,930. Net unrealized appreciation of investment securities was $10,772,028 consisting of unrealized gains of $12,763,211 and unrealized losses of $1,991,183.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
International Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$12,516,325	$55,103,061	$ —	$67,619,386
Preferred Stocks	1,520,251	—	—	1,520,251
Money Market Fund	2,103,321	—	—	2,103,321
Total	$16,139,897	$55,103,061	$ —	$71,242,958
During the period ended March 31, 2019, there were no transfers between levels.